UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09435

Waddell & Reed Advisors Funds

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Mara D. Herrington

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 913-236-2000

Date of fiscal year end: September 30

Date of reporting period: June 30, 2011

ITEM 1.    SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS Bond Fund (in thousands)	JUNE 30, 2011 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value

Aerospace & Defense – 0.8%
Bombardier Inc., 7.500%, 3–15–18 (A)	$4,200	$4,704
Honeywell International Inc., 5.000%, 2–15–19	5,000	5,494

		10,198

Biotechnology – 0.7%
Amgen Inc.: 6.150%, 6–1–18	6,000	6,948
5.700%, 2–1–19	2,000	2,264

		9,212

Brewers – 1.0%
Anheuser-Busch InBev Worldwide Inc., 5.375%, 1–15–20	12,000	13,211

Broadcasting – 1.7%
CBS Corporation, 8.875%, 5–15–19	13,076	16,659
NBCUniversal Media, LLC, 5.150%, 4–30–20 (A)	5,297	5,590

		22,249

Cable & Satellite – 2.9%
Comcast Cable Communications, Inc., 8.500%, 5–1–27	5,250	6,420
Comcast Corporation, 5.150%, 3–1–20	7,000	7,532
DirecTV Holdings LLC and DirecTV Financing Co., Inc., 3.500%, 3–1–16	9,000	9,286
EchoStar DBS Corporation, 6.375%, 10–1–11	3,000	3,026
Time Warner Inc., 4.750%, 3–29–21	12,250	12,453

		38,717

CMBS Other – 3.0%
Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2005-2, 4.783%, 7–10–43 (B)	6,630	6,774
Deutsche Mortgage and Asset Receiving Corporation COMM 2005-C6 Commercial Mortgage Pass-Through Certificates, 5.144%, 6–10–44	18,500	18,932
J.P. Morgan Chase Commercial Mortgage Securities Corp., Commercial Mortgage Pass-Through Certificates, Series 2004-C1, 4.719%, 1–15–38	6,000	6,366
Merrill Lynch Mortgage Trust 2005-CIP1, 4.949%, 7–12–38 (B)	6,000	6,114

		38,186

Coal & Consumable Fuels – 0.2%
Peabody Energy Corporation, 6.500%, 9–15–20	3,000	3,225

Computer & Electronics Retail – 0.4%
Best Buy Co., Inc., 3.750%, 3–15–16	5,000	5,022

Consumer Finance – 1.9%
American Express Credit Corporation, 2.750%, 9–15–15	5,000	4,996
Ford Motor Credit Company LLC, 7.000%, 4–15–15	10,000	10,802
John Deere Capital Corporation, 2.250%, 6–7–16	9,500	9,488

		25,286

Data Processing & Outsourced Services – 0.8%
Western Union Company (The), 6.500%, 2–26–14	10,000	11,129

Distillers & Vintners – 1.0%
Diageo Capital plc, 5.750%, 10–23–17	12,000	13,748

Diversified Banks – 2.9%
HSBC Holdings plc, 5.100%, 4–5–21	16,000	16,384
U.S. Bancorp, 4.125%, 5–24–21	10,000	9,935
Wells Fargo & Company, 3.676%, 6–15–16 (B)	11,000	11,295

		37,614

Diversified Capital Markets – 1.5%
Credit Suisse AG, 3.500%, 3–23–15	7,000	7,214
Deutsche Bank AG, 3.250%, 1–11–16	12,500	12,643

		19,857

Diversified Chemicals – 2.2%
Dow Chemical Company, (The), 8.550%, 5–15–19	11,207	14,444
E.I. du Pont de Nemours and Company: 2.750%, 4–1–16	4,000	4,080
5.750%, 3–15–19	9,000	10,284

		28,808

Education Services – 0.3%
Trustees of Princeton University (The), 4.950%, 3–1–19	3,000	3,324

Electric Utilities – 1.8%
Detroit Edison Company (The), 3.900%, 6–1–21	11,625	11,561
NextEra Energy Capital Holdings, Inc., 7.875%, 12–15–15	10,000	11,954

		23,515

Electrical Components & Equipment – 0.2%
Emerson Electric Co., 4.875%, 10–15–19	2,500	2,729

Environmental & Facilities Services – 1.8%
Republic Services, Inc., 4.750%, 5–15–23	12,000	11,906
Waste Management, Inc., 4.600%, 3–1–21	12,299	12,541

		24,447

Fertilizers & Agricultural Chemicals – 0.3%
Potash Corporation of Saskatchewan Inc., 3.250%, 12–1–17	4,500	4,521

Health Care Equipment – 0.6%
Medtronic, Inc., 3.000%, 3–15–15	8,000	8,353

Health Care Services – 1.9%
Medco Health Solutions, Inc.: 7.125%, 3–15–18	9,000	10,511
4.125%, 9–15–20	3,000	2,890
Quest Diagnostics Incorporated, 3.200%, 4–1–16	11,000	11,230

		24,631

Home Improvement Retail – 0.9%
Home Depot, Inc. (The), 4.400%, 4–1–21	12,000	12,049

Household Appliances – 0.2%
Controladora Mabe, S.A. de C.V., 6.500%, 12–15–15 (A)	2,000	2,105

Household Products – 1.1%
Procter & Gamble Company (The), 8.000%, 9–1–24	10,000	13,751

Industrial Conglomerates – 1.5%
General Electric Capital Corporation, 5.625%, 5–1–18	13,000	14,211
Westinghouse Electric Corporation, 8.875%, 6–14–14	4,500	5,247

		19,458

Integrated Oil & Gas – 1.1%
Shell International Finance B.V., 4.375%, 3–25–20	13,500	14,176

Integrated Telecommunication Services – 1.3%
AT&T Inc., 5.800%, 2–15–19	1,500	1,692
Verizon Communications Inc., 8.750%, 11–1–18	12,500	16,255

		17,947

Investment Banking & Brokerage – 2.0%
Goldman Sachs Group, Inc. (The), 5.375%, 3–15–20	13,000	13,416
Morgan Stanley, 4.100%, 1–26–15	12,450	12,786

		26,202

IT Consulting & Other Services – 0.4%
International Business Machines Corporation, 7.625%, 10–15–18	4,000	5,085

Life & Health Insurance – 0.8%
MetLife Global Funding I, 2.500%, 9–29–15 (A)	5,500	5,492
Prudential Financial, Inc., 4.750%, 9–17–15	5,000	5,377

		10,869

Multi-Utilities – 2.5%
Dominion Resources, Inc., 5.250%, 8–1–33	7,500	8,254
Duke Energy Carolinas, LLC, 4.300%, 6–15–20	3,250	3,368
Duke Energy Indiana, Inc., 3.750%, 7–15–20	7,000	6,938
NorthWestern Corporation, 6.340%, 4–1–19	7,000	7,753
Pacific Gas and Electric Company, 3.500%, 10–1–20	8,000	7,600

		33,913

Office Electronics – 1.1%
Xerox Corporation,
6.350%, 5–15–18	12,500	14,321

Oil & Gas Equipment & Services – 1.8%
Halliburton Company: 6.150%, 9–15–19	7,000	8,129
6.750%, 2–1–27	4,950	5,717
Schlumberger S.A., 2.650%, 1–15–16 (A)	9,500	9,611

		23,457

Oil & Gas Storage & Transportation – 1.7%
Maritimes & Northeast Pipeline, L.L.C., 7.500%, 5–31–14 (A)	9,188	9,988
Sunoco Logistics Partners Operations L.P., 8.750%, 2–15–14	4,500	5,109
Tennessee Gas Pipeline Company, 7.000%, 3–15–27	6,000	6,856

		21,953

Other Diversified Financial Services – 2.9%
Bank of America Corporation: 3.625%, 3–17–16	8,000	8,019
6.500%, 8–1–16	3,000	3,344

ING Bank N.V., 4.000%, 3–15–16 (A)	7,000	7,081
JPMorgan Chase & Co., 6.000%, 1–15–18	17,000	18,898

		37,342

Other Non-Agency REMIC/CMO – 0.4%
MASTR Adjustable Rate Mortgage Trust 2005-1, 3.366%, 3–25–35 (B)	6,148	719
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-1, 2.583%, 2–25–34 (B)	2,505	339
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-3AC,
2.477%, 3–25–34 (B)	3,377	435
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-5,
2.912%, 5–25–34 (B)	2,440	80
Wells Fargo Mortgage Pass-Through Certificates, Series 2003-10,
4.500%, 9–25–18	3,889	3,995

		5,568

Packaged Foods & Meats – 1.0%
Kraft Foods Inc., 5.375%, 2–10–20	12,000	13,110

Paper Products – 0.1%
Westvaco Corporation, 7.500%, 6–15–27	910	970

Pharmaceuticals – 2.3%
Express Scripts, Inc., 3.125%, 5–15–16	7,000	7,040
GlaxoSmithKline Capital Inc., 5.650%, 5–15–18	7,500	8,550
Johnson & Johnson, 5.150%, 7–15–18	6,000	6,784
Novartis Capital Corporation: 2.900%, 4–24–15	5,000	5,200
4.400%, 4–24–20	2,000	2,111

		29,685

Property & Casualty Insurance – 0.8%
Fidelity National Financial, Inc., 6.600%, 5–15–17	10,000	10,550

Restaurants – 0.3%
YUM! Brands, Inc., 6.250%, 3–15–18	3,310	3,794

Semiconductors – 0.6%
Broadcom Corporation, 2.375%, 11–1–15 (A)	7,530	7,452

Soft Drinks – 0.2%
Bottling Group, LLC, 5.125%, 1–15–19	2,800	3,099

Specialty Chemicals – 1.2%
Lubrizol Corporation (The), 8.875%, 2–1–19	12,000	15,599

Systems Software –1.1%
CA, Inc., 5.375%, 12–1–19	13,000	13,846

Water Utilities – 0.3%
California Water Service Company, 5.875%, 5–1–19	3,000	3,381

Wireless Telecommunication Service – 1.0%
America Movil, S.A.B. de C.V., 5.000%, 3–30–20	12,000	12,510

TOTAL CORPORATE DEBT SECURITIES – 56.5%		$740,174
(Cost: $722,365)

MUNICIPAL BONDS – TAXABLE
Massachusetts – 0.3%
MA Hlth and Edu Fac Auth, Rev Bonds, Harvard Univ Issue, Ser 2008C, 5.260%, 10–1–18	3,750	4,253

New York – 1.1%
NYC Indl Dev Agy, 11.000%, 3–1–29 (A)	10,750	13,523

TOTAL MUNICIPAL BONDS – TAXABLE – 1.4%		$17,776
(Cost: $14,500)

OTHER GOVERNMENT SECURITIES – 0.9%
Canada
Province de Quebec, 7.140%, 2–27–26	9,200	$11,996

(Cost: $9,422)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 2.3%
Federal Farm Credit Bank, 4.600%, 1–29–20	7,500	8,259
Federal Home Loan Bank, 3.500%, 3–22–16	11,000	11,525
Federal National Mortgage Association, 3.100%, 10–16–15	10,000	10,203

		29,987

Mortgage-Backed Obligations – 27.5%
Federal Home Loan Mortgage Corporation Adjustable Rate Participation Certificates,
4.000%, 2–15–23	5,560	5,797
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
5.000%, 5–15–19	4,500	4,926
5.000%, 5–15–23	5,500	6,020
5.000%, 9–15–31 (C)	3,315	235
5.500%, 5–15–34	1,002	1,079
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
4.500%, 3–1–19	1,072	1,145
4.500%, 10–1–20	4,068	4,346
5.000%, 6–1–21	1,723	1,860
6.000%, 7–1–22	1,550	1,695
5.000%, 6–1–23	9,758	10,455
4.000%, 7–1–25	11,549	12,039
5.000%, 7–1–25	2,822	3,031
4.500%, 6–15–27	7,432	7,849
4.500%, 5–15–32	8,848	9,449
5.500%, 10–1–35	2,487	2,703
4.000%, 11–15–36	6,008	6,304
4.500%, 5–15–39	2,872	3,012
Federal National Mortgage Association Agency REMIC/CMO:
5.000%, 3–25–18	8,216	8,814
5.000%, 6–25–18	6,750	7,344
5.000%, 9–25–18	5,000	5,303
3.000%, 3–15–25	13,165	13,293
4.000%, 2–25–26	9,464	9,955
3.500%, 3–15–26	7,535	7,808
5.000%, 3–25–29	2,158	2,172
4.000%, 11–25–32	957	1,007
5.000%, 7–15–33	10,000	10,625
3.500%, 8–25–33	2,337	2,420
4.500%, 12–25–34	3,560	3,763
4.000%, 10–15–35	12,137	12,764
5.500%, 7–15–36	2,996	3,223
5.500%, 11–25–36 (C)	14,786	3,048
4.500%, 3–25–37	9,230	9,758
5.500%, 4–25–37	7,043	7,681

4.000%, 3–25–39	4,143	4,270
4.000%, 5–25–39	10,012	10,437
4.500%, 8–15–39	11,216	11,979
4.500%, 6–25–40	9,162	9,682
4.500%, 10–25–40	12,051	12,823
5.000%, 7–25–50	12,148	13,055
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.506%, 4–1–17	7,939	8,829
4.000%, 11–1–18	1,955	2,068
4.500%, 6–1–19	3,160	3,379
4.500%, 8–1–19	3,611	3,861
4.500%, 9–1–19	6,023	6,436
5.000%, 12–1–19	1,722	1,862
5.500%, 10–1–21	10,257	11,159
5.500%, 11–1–22	3,875	4,215
5.000%, 9–1–23	7,391	7,931
4.000%, 3–1–24	11,089	11,572
5.000%, 4–1–24	3,048	3,278
4.500%, 7–25–24	3,000	3,223
5.000%, 4–1–25	7,210	7,736
5.000%, 5–1–28	3,873	4,143
5.000%, 6–25–32	2,404	2,517
5.500%, 2–1–33	1,950	2,123
6.000%, 4–1–33	987	1,095
5.000%, 9–1–33	5,270	5,630
5.500%, 2–1–35	5,245	5,726
Government National Mortgage Association Agency REMIC/CMO,
4.500%, 8–20–40	9,574	10,031

		359,983

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 29.8%		$389,970
(Cost: $380,363)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 8.6%
United States Treasury Bonds:
8.000%, 11–15–21	8,900	12,663
4.750%, 2–15–41	25,000	26,574
United States Treasury Notes:
2.375%, 2–28–15	14,850	15,508
3.625%, 8–15–19	30,000	31,941
3.625%, 2–15–21	25,000	26,047

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 8.6%		$112,733
(Cost: $108,581)

SHORT-TERM SECURITIES
Commercial Paper – 1.9%
Air Products and Chemicals, Inc.,
0.100%, 7–6–11 (D)	2,000	2,000
Bemis Company, Inc.,
0.280%, 7–13–11 (D)	2,500	2,500
Corporacion Andina de Fomento,
0.120%, 7–12–11 (D)	2,000	2,000
Danaher Corporation,
0.110%, 7–22–11 (D)	5,000	5,000
General Mills, Inc.,
0.180%, 7–20–11 (D)	3,000	3,000
Prudential Funding LLC,
0.000%, 7–1–11 (D)	3,459	3,459
Sara Lee Corporation,
0.000%, 7–1–11 (D)	5,000	4,999
Wisconsin Electric Power Co.,
0.110%, 7–8–11 (D)	2,000	2,000

		24,958

Master Note – 0.1%
Toyota Motor Credit Corporation, 0.081%, 7–1–11 (E)	715	715

Municipal Obligations – Taxable – 0.0% Norfolk, VA, Redev and Hsng Auth, Var Rate Demand Rev and Rfdg Bonds (Old Dominion Univ Real Estate Fndtn 45th Street Parking Garage, LLC Univ Vlg Parking Fac Proj), Ser 2008 (Bank of America, N.A.), 0.070%, 7–1–11 (E)	451	451

TOTAL SHORT-TERM SECURITIES – 2.0%		$26,124
(Cost: $26,124)

TOTAL INVESTMENT SECURITIES – 99.2%		$1,298,773
(Cost: $1,261,355)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.8%		11,101

NET ASSETS – 100.0%		$1,309,874

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$740,174	$—
Municipal Bonds	—	17,776	—
Other Government Securities	—	11,996	—
United States Government Agency Obligations	—	389,970	—
United States Government Obligations	—	112,733	—
Short-Term Securities	—	26,124	—
Total	$—	$1,298,773	$—

There were no significant transfers between Levels 1 and 2 during the period ended June 30, 2011.

(A)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the total value of these securities amounted to $65,546 or 5.0% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2011.

(C)	Interest Only Security. Amount shown as principal represents notional amount for computation of interest.

(D)	Rate shown is the yield to maturity at June 30, 2011.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2011. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

CMBS = Collateralized Mortgage-Backed Security

CMO = Collateralized Mortgage Obligation

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at June 30, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,261,355
Gross unrealized appreciation	53,131
Gross unrealized depreciation	(15,713)

Net unrealized appreciation	$37,418

SCHEDULE OF INVESTMENTS Cash Management (in thousands)	JUNE 30, 2011 (UNAUDITED)

CORPORATE OBLIGATIONS	Principal	Value

Commercial Paper
Corporacion Andina de Fomento: 0.120%, 7–12–11 (A)	$1,000	$1,000
0.190%, 8–8–11 (A)	15,000	14,997
0.780%, 12–7–11 (A)	19,000	18,934
0.700%, 5–15–12 (A)	17,000	16,895
E.I. du Pont de Nemours and Company: 0.120%, 7–6–11 (A)	5,500	5,500
0.140%, 7–12–11 (A)	8,100	8,099
0.150%, 7–19–11 (A)	1,780	1,780
0.130%, 7–25–11 (A)	9,000	8,999
Kellogg Co., 0.000%, 7–1–11 (A)	5,185	5,185
Novartis Finance Corp., 0.000%, 7–1–11 (A)	4,500	4,500
Sonoco Products Co., 0.000%, 7–1–11 (A)	4,200	4,200
St. Jude Medical, Inc., 0.000%, 7–1–11 (A)	5,185	5,185
Wisconsin Electric Power Co.: 0.000%, 7–1–11 (A)	2,394	2,394
0.110%, 7–8–11 (A)	4,000	4,000

Total Commercial Paper – 9.8%		101,668
Commercial Paper (backed by irrevocable letter of credit)
Axis Bank Limited (Bank of America, N.A.), 0.400%, 7–19–11 (A)	11,000	10,998
COFCO Capital Corp. (Rabobank Nederland): 0.210%, 8–5–11 (A)	12,750	12,747
0.180%, 8–9–11 (A)	23,000	22,996
ICICI Bank Limited (Bank of America, N.A.): 0.640%, 9–16–11 (A)	28,500	28,461
0.400%, 9–19–11 (A)	16,500	16,485
John Deere Credit Limited (John Deere Capital Corporation), 0.110%, 7–14–11 (A)	9,000	8,999
River Fuel Company #2, Inc. (Bank of Nova Scotia), 0.230%, 7–29–11 (A)	15,036	15,033
River Fuel Trust #1 (Bank of Nova Scotia), 0.210%, 7–15–11 (A)	32,069	32,067

Total Commercial Paper (backed by irrevocable letter of credit) – 14.2%		147,786
Notes
Bank of America Corporation, 5.375%, 8–15–11	7,550	7,592
Bank of America, N.A., 0.570%, 7–22–11 (B)	12,800	12,800
Citigroup Inc.: 0.370%, 9–16–11 (B)	5,209	5,197
5.100%, 9–29–11	13,349	13,482
6.000%, 2–21–12	5,000	5,170
5.250%, 2–27–12	5,450	5,602
General Electric Capital Corporation, 0.440%, 8–22–11 (B)	7,750	7,754
Kimberly-Clark Corporation, 4.428%, 12–19–11	20,000	20,346
Rabobank Nederland: 0.470%, 7–26–11 (B)	8,500	8,509
0.330%, 8–16–11 (B)	7,500	7,500

Royal Bank of Scotland plc (The),
0.660%, 7–28–11 (B)	37,500	37,500
Royal Bank of Scotland plc (The),
Royal Bank of Scotland plc (The),
Toyota Motor Credit Corporation, 0.320%, 7–1–11 (B)	26,000	26,000
Wachovia Corporation, 0.400%, 9–1–11 (B)	7,600	7,605

Total Notes – 15.9%		165,057
Notes (backed by irrevocable letter of credit)
American Honda Finance Corp. (Honda Motor Co.): 0.420%, 9–27–11 (B)	16,000	16,019
0.350%, 9–29–11 (B)	11,100	11,100
BellSouth Corporation (AT&T Inc.), 4.463%, 4–26–12 (C)	36,300	37,361
EPC – Allentown, LLC, Incr Taxable Var Rate Demand Bonds, Ser 2005 (Wachovia Bank, N.A.), 0.190%, 7–7–11 (B)	8,430	8,430
IBM International Group Capital LLC (International Business Machines Corporation), 0.520%, 8–26–11 (B)	11,000	11,000
P&W Holdings, LLC, Taxable Var Rate Demand Bonds, Ser 2005 (Wells Fargo Bank, N.A.), 0.180%, 7–7–11 (B)	3,895	3,895
The Academy of the New Church, Taxable Var Rate Demand Bonds, Ser 2008 (Wachovia Bank, N.A.), 0.190%, 7–7–11 (B)	18,240	18,240
Trap Rock Industries, Inc., Taxable Var Rate Demand Bonds, Ser 2005 (Wachovia Bank, N.A.), 0.190%, 7–7–11 (B)	11,780	11,780

Total Notes (backed by irrevocable letter of credit) – 11.3%		117,825

TOTAL CORPORATE OBLIGATIONS – 51.2%		$532,336
(Cost: $532,336)

MUNICIPAL OBLIGATIONS
Arizona – 0.4%
Indl Dev Auth of Phoenix, AZ, Adj Mode, Multifam Hsng Rev Rfdg Bonds (Paradise Lakes Apt Proj), Ser 2007A (Wachovia Bank, N.A.), 0.070%, 7–7–11 (B)	4,000	4,000

California – 5.5%
CA Hlth Fac Fin Auth, Var Rate Hosp Rev Bonds (Adventist Hlth Sys/West), Ser 1998B (Bank of America, N.A.), 0.040%, 7–1–11 (B)	1,585	1,585
CA Pollutn Ctl Fin Auth, Pollutn Ctl Rfdg Rev Bonds (Pacific Gas and Elec Co), Ser C (JPMorgan Chase Bank, N.A.), 0.050%, 7–1–11 (B)	4,000	4,000
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (The Crossings Sr Apts/Phase I ), Ser 2005 I (United States Government), 0.090%, 7–7–11 (B)	8,285	8,285

CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (Wyndover Apts), Ser 2004 LL (United States Government), 0.080%, 7–7–11 (B)	9,500	9,500
City of Whittier, Hlth Fac Rev Bonds (Presbyterian Intercmnty Hosp), Ser 2009 (U.S. Bank, N.A.): 0.040%, 7–7–11 (B)	19,660	19,660
0.040%, 7–7–11 (B)	7,000	7,000
Fremont (Alameda Cnty, CA), Fremont Public Fin Auth (U.S. Bank, N.A.), 0.060%, 7–7–11 (B)	7,500	7,500

		57,530

Colorado – 3.0%
Castle Pines North Fin Corp, Var Rate Cert of Part, Ser 2009 (Wells Fargo Bank, N.A.), 0.200%, 7–7–11 (B)	3,015	3,015
Castle Rock, CO, Cert of Part, Ser 2008 (Wells Fargo Bank, N.A.), 0.200%, 7–7–11 (B)	14,985	14,985
CO Hsng and Fin Auth, Multifam Hsng Rev Bonds (Greentree Vlg Apts Proj), Ser 2007 (U.S. Bank, N.A.), 0.100%, 7–7–11 (B)	7,300	7,300
Harvest Junction Metro Dist (Longmont, CO), Ltd Tax GO Var Rate Bonds, Ser 2006 (U.S Bank, N.A.), 0.200%, 7–7–11 (B)	2,945	2,945
Sheridan Redev Agy CO Tax, Var Rfdg S Santa Fe Dr Corridor Redev PJ-Ser A-1 (JPMorgan Chase & Co.): 0.200%, 7–7–11 (B)	400	400
0.350%, 7–7–11 (B)	800	800
Westminster Econ Dev Auth, Tax Incr Rev Rfdg Bonds (Mandalay Gardens Urban Renewal Proj), Ser 2009 (U.S. Bank, N.A.), 0.200%, 7–7–11 (B)	1,560	1,560

		31,005

Florida – 0.4%
Pinellas Cnty Edu Fac Auth, Rfdg Prog Rev Bonds (Pooled Independent Higher Edu Institutions Loan Prog), Ser 1985 (Wachovia Bank, N.A.), 0.130%, 7–5–11	4,700	4,700

Georgia – 5.8%
Dev Auth of Talbot Cnty, Incr Taxable Indl Dev Rev Bonds (Junction City Mining Co, LLC Proj), Ser 2000 (Wachovia Bank, N.A.), 0.240%, 7–7–11 (B)	3,210	3,210
Habersham Cnty Dev Auth, Tax-Exempt Adj Mode, Indl Dev Rev Bonds (Stellcell of North America, Inc. Proj), Ser 2009 (Bank of America, N.A.), 0.300%, 7–7–11 (B)	6,300	6,300
Muni Elec Auth of GA (Wells Fargo Bank, N.A.): 0.330%, 7–12–11	50,310	50,310
0.330%, 7–12–11	1,200	1,200

		61,020

Illinois – 3.4%
Chicago, IL, Econ Dev Rev Bonds (Crane Carton Co Proj), Ser 1992 (Wells Fargo Bank, N.A.), 0.230%, 7–7–11 (B)	3,000	3,000
Elmurst, IL, Adj Demand Rev Bonds, Joint Comsn on Accrediation of Hlthcare Org, Ser 1988 (JPMorgan Chase Bank, N.A.), 0.090%, 7–7–11 (B)	9,725	9,725

IL Fin Auth (Loyola Univ of Chicago Fin Proj), Commercial Paper Rev Notes (JPMorgan Chase Bank, N.A.), 0.130%, 7–1–11	17,400	17,400
IL Fin Auth, Var Rate Demand Rev Bonds (The Carle Fndtn), Ser 2009 (JPMorgan Chase Bank, N.A.), 0.030%, 7–7–11 (B)	5,000	5,000

		35,125

Indiana – 0.2%
IN Fin Auth, Hlth Sys Rev Bonds (Sisters of St. Francis Hlth Svcs, Inc. Oblig Group), Ser 2009H (JPMorgan Chase Bank, N.A.), 0.080%, 7–7–11 (B)	2,000	2,000

Louisiana – 2.4%
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2008A (Air Products and Chemicals, Inc.), 0.040%, 7–1–11 (B)	4,800	4,800
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2009A (Air Products and Chemicals, Inc.), 0.100%, 7–7–11 (B)	14,650	14,650
LA Pub Fac Auth, Var Rate Rev Rfdg Bonds (CHRISTUS Hlth), Ser 2009B-1 (Bank of New York (The)), 0.050%, 7–7–11 (B)	5,000	5,000
Parish of St. Bernard, LA, Exempt Fac Var Rate Rev Bonds (Mobil Oil Corp Proj), Ser 1996 (Exxon Mobil Corporation), 0.020%, 7–1–11 (B)	425	425

		24,875

Maryland – 1.0%
MD Hlth and Higher Edu Fac Auth Rev Bonds, Anne Arundel Hlth Sys Issue, Ser 2009A (Toronto Dominion Bank), 0.120%, 7–7–11 (B)	10,915	10,915

Massachusetts – 1.3%
MA Hlth and Edu Fac Auth, Var Rate Rev Bonds, Dana-Farber Cancer Institute Issue, Ser 2008L-1 (JPMorgan Chase Bank, N.A.), 0.070%, 7–7–11 (B)	14,000	14,000

Michigan – 1.6%
Board of Regents of Eastn MI Univ, Gen Rev Var Rate Demand Rfdg Bonds, Ser 2009A (JPMorgan Chase & Co.), 0.100%, 7–1–11 (B)	16,900	16,900

Mississippi – 6.6%
MS Bus Fin Corp, Adj Mode Indl Dev Rev Bonds (Belk, Inc. Proj), Ser 2005 (Wachovia Bank, N.A.), 0.190%, 7–7–11 (B)	8,919	8,919
MS Bus Fin Corp, Gulf Opp Zone Indl Dev Var Rate Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007D (Chevron Corporation), 0.040%, 7–1–11 (B)	41,500	41,500
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj) (Chevron Corporation), 0.040%, 7–1–11 (B)	7,850	7,850

MS Dev Bank, Var Rate Demand Rfdg Bonds (Harrison Cnty, MS GO Coliseum and Convention Ctr Rfdg Bonds), Ser 2010B (Bank of America, N.A.), 0.070%, 7–7–11 (B)	10,000	10,000

		68,269

Missouri – 1.0%
Kansas City, MO, Var Rate Demand Taxable Spl Oblig Rfdg Bonds (President Hotel Redev Proj), Ser 2009B (JPMorgan Chase & Co.), 0.150%, 7–7–11 (B)	6,655	6,655
MO Dev Fin Board, Infrastructure Fac Rev Bonds (Ninth Street Garage Proj), Ser 2004B (Bank of America, N.A.), 0.200%, 7–7–11 (B)	3,265	3,265

		9,920

Montanta – 0.4%
Great Falls, MT, Multifam Hsng Rev Bonds (Autumn Run Apt Proj), Ser 1998 (U.S. Bank, N.A.), 0.110%, 7–7–11 (B)	4,575	4,575

New York – 3.7%
NY Enrg Research and Dev Auth, Elec Fac Rev Bonds (Long Island Lighting Co Proj) Ser 1997A (Royal Bank of Scotland), 0.100%, 7–7–11 (B)	6,600	6,600
NY Hsng Fin Agy, Archstone Westbury Hsng Rev Bonds, Ser A (Bank of America, N.A.), 0.100%, 7–7–11 (B)	2,500	2,500
NY Hsng Fin Agy, Related-Caroline Apt Hsng Rev Bonds, Ser 2008A (Federal Home Loan Mortgage Corporation), 0.070%, 7–7–11 (B)	14,000	14,000
NYC Hsng Dev Corp, Multi-Fam Mtg Rev Bonds (Target V Apt), Ser 2006 A (Citibank, N.A.), 0.100%, 7–7–11 (B)	5,200	5,200
NYC Indl Dev Agy, Var Rate Demand Civic Fac Rfdg and Impvt Rev Bonds (Touro College Proj), Ser 2007 (JPMorgan Chase Bank, N.A.), 0.080%, 7–7–11 (B)	9,830	9,830

		38,130

Oregon – 0.3%
Hosp Fac Auth of Clackamas Cnty, OR, Rev Bonds (Legacy Hlth Sys), Ser 2008B (U.S. Bank, N.A.), 0.060%, 7–7–11 (B)	3,595	3,595

Tennessee – 0.3%
The Hlth and Edu Fac Board of the Metro Govt of Nashville and Davidson Cnty, TN, Var Rate Rev and Rfdg Bonds (Meharry Med College Proj), Ser 1998 (Bank of America, N.A.), 0.190%, 7–7–11 (B)	2,900	2,900

Texas – 5.0%
Harris Cnty Hosp Dist, Sr Lien Rfdg Rev Bonds, Ser 2010 (JPMorgan Chase & Co.), 0.090%, 7–7–11 (B)	10,800	10,800
Port Arthur Navigation Dist Indl Dev Corp, Exempt Fac Var Rate Rev Bonds (Air Products Proj), Ser 2005 (Air Products and Chemicals, Inc.), 0.040%, 7–1–11 (B)	11,500	11,500

Port Arthur Navigation Dist Indl Dev Corp, Exempt Fac Var Rate Rev Bonds (Air Products Proj), Ser 2006 (Air Products and Chemicals, Inc.), 0.040%, 7–1–11 (B)	29,275	29,275

		51,575

Virginia – 0.8%
Peninsula Ports Auth of VA, Coal Terminal Rev Rfdg Bonds (Dominion Terminal Assoc Proj), Ser 1987-A(U.S. Bank, N.A.), 0.180%, 7–1–11	8,000	8,000

Washington – 0.2%
WA State Hsng Fin Comsn, Var Rate Demand Multifam Mtg Rev Bonds (Lake Washington Apt Proj), Ser 1996 (U.S. Bank, N.A.), 0.110%, 7–7–11 (B)	2,140	2,140

Wisconsin – 1.1%
WI Hlth and Edu Fac Auth, Var Rate Demand Rev Bonds (Aurora Hlth Care Inc.), Ser 2008-A (U.S. Bank, N.A.), 0.060%, 7–7–11 (B)	6,275	6,275
WI Hlth and Edu Fac Auth, Var Rate Demand Rev Bonds (Wausau Hosp, Inc.), Ser 1998B (JPMorgan Chase Bank, N.A.), 0.100%, 7–7–11 (B)	5,230	5,230

		11,505

Wyoming – 0.2%
Uinta Cnty, WY, Pollutn Ctl Rfdg Rev Bds (Chevron U.S.A. Inc. Proj), Ser 1992 (Chevron Corporation), 0.040%, 7–1–11 (B)	2,000	2,000

TOTAL MUNICIPAL OBLIGATIONS – 44.6%		$464,679
(Cost: $464,679)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
United States Government Agency Obligations
Defeased Loan Trust 2010-2 (United States Government), 1.040%, 8–13–11	10,214	10,213
Overseas Private Investment Corporation (United States Government): 0.090%, 7–7–11 (B)	9,623	9,623
0.090%, 7–7–11 (B)	4,343	4,343
0.090%, 7–7–11 (B)	3,333	3,333
Totem Ocean Trailer Express, Inc. (United States Government Guaranteed Ship Financing Obligations), 0.500%, 7–15–11 (B)	18,643	18,643

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS – 4.4%		$46,155
(Cost: $46,155)

TOTAL INVESTMENT SECURITIES – 100.2%		$1,043,170
(Cost: $1,043,170)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2%)		(2,446)

NET ASSETS – 100.0%		$1,040,724

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Obligations	$—	$532,336	$—
Municipal Obligations	—	464,679	—
United States Government Agency Obligations	—	46,155	—
Total	$—	$1,043,170	$—

There were no significant transfers between Levels 1 and 2 during the period ended June 30, 2011.

(A)	Rate shown is the yield to maturity at June 30, 2011.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2011. Date shown represents the date that the variable rate resets or the next demand date.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2011.

For Federal income tax purposes, cost of investments owned at June 30, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,043,170
Gross unrealized appreciation	—
Gross unrealized depreciation	—
Net unrealized appreciation	$—

SCHEDULE OF INVESTMENTS Global Bond Fund (in thousands)	JUNE 30, 2011 (UNAUDITED)

COMMON STOCKS – 0.1%	Shares	Value

Diversified Metals & Mining
Southern Copper Corporation	26	$863

(Cost: $800)
CORPORATE DEBT SECURITIES	Principal

Aerospace & Defense – 1.3%
Bombardier Inc., 7.500%, 3–15–18 (A)	$3,900	4,368
Embraer Overseas Limited,
6.375%, 1–24–17	5,900	6,491

		10,859

Agricultural Products – 2.1%
CCL Finance Limited:
9.500%, 8–15–14 (A)	6,000	6,937
9.500%, 8–15–14	3,050	3,527
Corporacion Pesquera Inca S.A.C.,
9.000%, 2–10–17	5,735	5,950
Virgolino de Oliveira Finance Limited,
10.500%, 1–28–18 (A)	2,000	2,140

		18,554

Air Freight & Logistics – 0.0%
FedEx Corporation, 7.375%, 1–15–14	300	342

Airlines – 0.9%
Aeropuertos Argentina 2000 S.A.,
10.750%, 12–1–20 (A)	3,038	3,269
GOL Finance:
9.250%, 7–20–20	2,500	2,650
TAM Capital 2 Inc.:
9.500%, 1–29–20	2,100	2,279

		8,198

Alternative Carriers – 0.5%
PCCW-HKT Capital No. 2 Limited,
6.000%, 7–15–13	3,750	4,007

Asset Management & Custody Banks – 0.5%
Bhira Investments Limited,
8.500%, 4–27–71	4,600	4,757

Automobile Manufacturers – 0.1%
Toyota Motor Credit Corporation,
4.660%, 1–18–15 (B)	1,000	987

Automotive Retail – 0.7%
TGI International Ltd.,
9.500%, 10–3–17	5,600	6,293

Brewers – 1.3%
AmBev International Finance Co. Ltd.,
9.500%, 7–24–17 (C)	BRL2,300	1,492
Anheuser-Busch InBev Worldwide Inc.,
3.000%, 10–15–12	$1,250	1,283
Companhia Brasileira de Bebidas,
10.500%, 12–15–11	2,000	2,085
Miller Brewing Company,
5.500%, 8–15–13	3,300	3,574
SABMiller plc,
5.700%, 1–15–14 (A)	3,000	3,300

		11,734

Broadcasting – 1.0%
Globo Comunicacoe e Participacoes S.A., 6.250%, 12–20–49 (D)	8,000	8,380

Coal & Consumable Fuels – 1.1%
Indo Energy Finance B.V.,
7.000%, 5–7–18 (A)	7,688	7,919
Indo Integrated Energy B.V., 8.500%, 6–1–12	412	429
PT Adaro Indonesia, 7.625%, 10–22–19	1,500	1,665

		10,013

Construction & Engineering – 1.1%
Odebrecht Drilling Norbe VII/IX Ltd., 6.350%, 6–30–21 (A)	2,100	2,216
Odebrecht Finance Ltd.:
9.625%, 4–9–14 (A)	6,000	6,959
7.500%, 10–18–17	524	566

		9,741

Construction Materials – 0.2%
Rearden G Holdings EINS GmbH,
7.875%, 3–30–20	1,400	1,526

Consumer Finance – 0.6%
Banco BMG S.A.: 9.150%, 1–15–16	2,000	2,110
9.150%, 1–15–16 (A)	500	528
SLM Corporation,
4.232%, 4–1–14 (B)	2,500	2,450

		5,088

Distillers & Vintners – 1.4%
Central European Distribution Corporation,
9.125%, 12–1–16 (A)	3,000	2,738
Central European Distribution Corporation, Convertible,
3.000%, 3–15–13	4,025	3,301
Diageo Capital plc,
5.200%, 1–30–13	5,000	5,331
Diageo Finance B.V.,
5.500%, 4–1–13	1,000	1,080

		12,450

Diversified Banks – 8.0%
Banco Bradesco S.A.,
4.125%, 5–16–16 (A)	6,800	6,843
Banco Cruzeiro do Sul S.A.:
9.375%, 9–26–11	683	687
8.500%, 2–20–15 (A)	7,500	7,613
Banco de Credito del Peru,
4.750%, 3–16–16 (A)	8,000	7,920
Banco Industrial e Comercial S.A.,
6.250%, 1–20–13 (A)	3,500	3,596
Banco Santander Brasil, S.A.,
4.500%, 4–6–15 (A)	2,250	2,289
Banco Santander Chile, S.A.:
5.375%, 12–9–14	1,750	1,837
3.750%, 9–22–15 (A)	5,550	5,592
3.750%, 9–22–15	700	705
Bancolombia S.A.,
4.250%, 1–12–16 (A)	6,650	6,683
Export-Import Bank of Korea (The),
5.500%, 10–17–12	5,000	5,239
Hongkong and Shanghai Banking Corporation (The),
5.000%, 8–29–49 (B)(D)	2,500	2,475
ICICI Bank Limited:
5.750%, 1–12–12 (A)	3,000	3,063
6.625%, 10–3–12 (A)	3,000	3,156
4.750%, 11–25–16 (A)	2,500	2,493
Sberbank Rossii OAO,
6.480%, 5–15–13	3,600	3,866
State Bank of India, 4.500%, 10–23–14	3,950	4,078
VTB Capital S.A., 6.609%, 10–31–12 (A)	2,000	2,116

		70,251

Diversified Chemicals – 0.1%
Dow Chemical Company (The),
7.600%, 5–15–14	1,000	1,159

Diversified Metals & Mining – 4.5%
Anglo American Capital plc,
9.375%, 4–8–14 (A)	5,000	5,976
BHP Billiton Finance (USA) Limited,
8.500%, 12–1–12	1,500	1,656
Raspadskaya Securities Limited,
7.500%, 5–22–12	4,500	4,624
Rio Tinto Finance (USA) Limited,
8.950%, 5–1–14	6,750	8,103
Southern Peru Copper Corporation,
6.375%, 7–27–15 (A)	1,375	1,516
Suzano Trading Ltd,
5.875%, 1–23–21 (A)	5,750	5,586
Teck Resources Limited,
9.750%, 5–15–14	6,000	7,261
Vedanta Resources plc:
8.750%, 1–15–14	2,000	2,145
8.750%, 1–15–14	1,650	1,770

		38,637

Electric Utilities – 4.9%
Allegheny Energy, Inc.,
8.250%, 4–15–12 (A)	5,000	5,271
Compania de Transporte de Energia Electrica en Alta Tension TRANSENER S.A.:
8.875%, 12–15–16	2,695	2,614
8.875%, 12–15–16 (A)	2,000	1,940
DPL Inc.,
6.875%, 9–1–11	1,500	1,514
EEB International Ltd.,
8.750%, 10–31–14	6,615	7,021
Empresa Distribuidora y Comercializadora Norte S.A.,
9.750%, 10–25–22 (A)	3,410	3,436
ENEL Finance International S.A.,
3.875%, 10–7–14 (A)	2,500	2,579
Korea Southern Power Co., Ltd.,
5.375%, 4–18–13 (A)	2,000	2,110
Majapahit Holding B.V.:
7.250%, 10–17–11 (A)	1,000	1,015
7.750%, 10–17–16	3,900	4,524
Oncor Electric Delivery Company,
6.375%, 5–1–12	1,000	1,043
PPL Energy Supply, LLC:
6.400%, 11–1–11	5,300	5,397
6.300%, 7–15–13	700	762
Rural Electrification Corporation Limited,
4.250%, 1–25–16	4,300	4,244
Tata Electric Companies,
8.500%, 8–19–17	200	224

		43,694

Food Distributors – 1.4%
Cargill, Inc.,
6.375%, 6–1–12 (A)	3,370	3,545
Olam International Limited,
7.500%, 8–12–20	9,150	8,916

		12,461

Forest Products – 0.4%
Celulosa Arauco y Constitucion S.A.,
7.750%, 9–13–11	3,750	3,798

Gas Utilities – 0.9%
National Fuel Gas Company,
6.700%, 11–21–11	3,700	3,779
Transportadora de Gas del Sur S.A.:
7.875%, 5–14–17 (A)	2,000	1,940
7.875%, 5–14–17	1,950	1,892

		7,611

Health Care Facilities – 0.4%
HCA Inc.,
6.750%, 7–15–13	2,200	2,293
HealthSouth Corporation,
10.750%, 6–15–16	1,326	1,399

		3,692

Homebuilding – 1.1%
Desarrolladora Homex, S.A. de C.V.,
7.500%, 9–28–15	4,650	4,754
URBI, Desarrollos Urbanos, S.A. de C.V.:
8.500%, 4–19–16	2,900	2,973
8.500%, 4–19–16 (A)	2,500	2,563

		10,290

Household Appliances – 0.8%
Controladora Mabe, S.A. de C.V.:
6.500%, 12–15–15	4,400	4,631
6.500%, 12–15–15 (A)	2,000	2,105

		6,736

Household Products – 0.0%
Clorox Co.,
5.450%, 10–15–12	385	406

Independent Power Producers & Energy Traders – 2.1%
China Resources Power Holdings Company Limited,
3.750%, 8–3–15	6,850	6,732
Empresa Nacional de Electricidad S.A.,
8.350%, 8–1–13	3,000	3,348
Listrindo Capital B.V.:
9.250%, 1–29–15 (A)	2,700	2,957
9.250%, 1–29–15	1,100	1,205
TransAlta Corporation,
5.750%, 12–15–13	3,500	3,816

		18,058

Industrial Conglomerates – 0.9%
Jaiprakash Associates Limited, Convertible,
0.000%, 9–12–12 (E)	5,900	7,847

Industrial Machinery – 0.3%
Ingersoll-Rand Global Holding Company Limited,
6.000%, 8–15–13	2,125	2,329

Integrated Oil & Gas – 1.5%
Cenovus Energy Inc.,
4.500%, 9–15–14	2,000	2,170
Empresa Nacional del Petroleo,
6.750%, 11–15–12 (A)	2,400	2,558
Gazprom International S.A.,
7.201%, 2–1–20	3,364	3,734
PF Export Receivables Master Trust,
6.436%, 6–1–15	1,614	1,719
PF Export Receivables Master Trust, Senior Trust Certificates, Series 2003-A,
6.436%, 6–1–15 (A)	1,291	1,375
TNK-BP Finance S.A.,
6.125%, 3–20–12	2,000	2,063

		13,619

Investment Banking & Brokerage – 0.6%
Morgan Stanley:
4.680%, 5–1–14 (B)	1,000	1,000
0.500%, 2–11–16 (B)(C)(F)	CNY27,700	4,217

		5,217

IT Consulting & Other Services – 0.5%,
iGATE Corporation
9.000%, 5–1–16 (A)	$4,400	4,444

Marine – 0.7%
SCF Capital Limited:
5.375%, 10–27–17 (A)	4,000	4,005
5.375%, 10–27–17	2,200	2,211

		6,216

Marine Ports & Services – 0.5%
Novorossiysk Port Capital S.A.,
7.000%, 5–17–12	4,000	4,118

Multi-Utilities – 3.0%
Abu Dhabi National Energy Company PJSC:
5.620%, 10–25–12	3,000	3,139
5.620%, 10–25–12 (A)	3,000	3,139
6.600%, 8–1–13	2,000	2,165

Aquila, Inc.,
11.875%, 7–1–12 (B)	2,500	2,754
Black Hills Corporation:
6.500%, 5–15–13	5,000	5,403
9.000%, 5–15–14	4,800	5,561
Veolia Environment,
5.250%, 6–3–13	4,000	4,288

		26,449

Office Electronics – 0.1%
Xerox Corporation,
5.500%, 5–15–12	1,000	1,040

Oil & Gas Drilling – 1.9%
Lancer Finance Company (SPV) Limited,
5.850%, 12–12–16 (A)	3,062	3,088
Noble Group Limited:
8.500%, 5–30–13 (A)	6,900	7,659
4.875%, 8–5–15	700	732
Weatherford International, Inc.,
5.950%, 6–15–12	5,000	5,211

		16,690

Oil & Gas Exploration & Production – 4.0%
Anadarko Petroleum Corporation,
5.750%, 6–15–14	1,000	1,104
Essar Energy Investment Limited, Convertible,
4.250%, 2–1–16	7,100	6,245
Novatek Finance Limited,
5.326%, 2–3–16 (A)	8,200	8,446
Pacific Rubiales Energy Corp.,
8.750%, 11–10–16 (A)	7,933	8,945
Pan American Energy LLC:
7.750%, 2–9–12	375	385
7.875%, 5–7–21 (A)	4,000	4,240
7.875%, 5–7–21	1,650	1,749
Ras Laffan Liquefied Natural Gas Co. Ltd.,
5.500%, 9–30–14 (A)	3,000	3,281

		34,395

Oil & Gas Storage & Transportation – 3.4%
DCP Midstream, LLC,
9.700%, 12–1–13 (A)	5,000	5,846
Energy Transfer Partners, L.P.,
5.650%, 8–1–12	3,100	3,248
Maritimes & Northeast Pipeline, L.L.C.,
7.500%, 5–31–14 (A)	5,972	6,493
Midcontinent Express Pipeline LLC,
5.450%, 9–15–14	3,500	3,839
ONEOK Partners, L.P.,
5.900%, 4–1–12	865	897
Plains All American Pipeline, L.P., and PAA Finance Corp.,
5.625%, 12–15–13	400	437
Sunoco Logistics Partners Operations L.P.,
8.750%, 2–15–14	2,500	2,838
TransCapital Limited,
7.700%, 8–7–13	2,800	3,108
TransCapitalInvest Limited,
6.103%, 6–27–12 (A)	2,000	2,086
Transneft,
6.103%, 6–27–12	500	521

		29,313

Packaged Foods & Meats – 3.0%
BFF International Limited,
7.250%, 1–28–20 (A)	7,900	8,474
Bunge Limited Finance Corp.,
5.350%, 4–15–14	1,200	1,293
Cadbury Schweppes US Finance LLC,
5.125%, 10–1–13 (A)	6,000	6,498
JBS Finance II Ltd.,
8.250%, 1–29–18 (A)	6,300	6,426
JBS USA LLC and JBS USA Finance, Inc.,
11.625%, 5–1–14	2,100	2,415

		25,106

Paper Products – 2.3%
Fibria Overseas Finance Ltd.:
7.500%, 5–4–20 (A)	3,589	3,908
6.750%, 3–3–21 (A)	1,800	1,886

International Paper Company,
7.400%, 6–15–14	5,350	6,086
Inversiones CMPC S.A.,
4.750%, 1–19–18 (A)	6,600	6,589
IRSA Inversiones y Representaciones S.A.,
8.500%, 2–2–17	2,000	1,990

\		20,459

Precious Metals & Minerals – 0.5%
ALROSA Finance S.A.,
8.875%, 11–17–14	4,000	4,578

Publishing – 0.6%
Pearson Dollar Finance Two plc:
5.500%, 5–6–13 (A)	3,000	3,210
5.500%, 5–6–13	2,000	2,140

		5,350

Railroads – 0.6%
Burlington Northern Santa Fe Corporation,
5.900%, 7–1–12	4,500	4,721
Kansas City Southern Railway Company (The),
13.000%, 12–15–13	750	872

		5,593

Restaurants – 0.3%
Arcos Dorados B.V.,
7.500%, 10–1–19 (A)	2,250	2,441

Soft Drinks – 0.7%
Coca-Cola HBC Finance B.V.,
5.500%, 9–17–15	3,475	3,843
PepsiAmericas, Inc.,
5.750%, 7–31–12	2,200	2,322

		6,165

Steel – 1.2%
ArcelorMittal,
9.000%, 2–15–15	2,250	2,685
Evraz Group S.A.:
8.875%, 4–24–13 (A)	4,000	4,340
8.875%, 4–24–13	3,400	3,689

		10,714

Tobacco – 0.2%
B.A.T. International Finance plc,
8.125%, 11–15–13 (A)	1,500	1,723

Trading Companies & Distributors – 0.5%
CITIC Resources Finance (2007) Limited,
6.750%, 5–15–14 (A)	4,625	4,764

Wireless Telecommunication Service – 1.9%
America Movil, S.A.B. de C.V.:
5.500%, 3–1–14	3,000	3,291
3.625%, 3–30–15	2,000	2,095
Indosat Palapa Company B.V.,
7.375%, 7–29–20 (A)	750	833
Mobile TeleSystems OJSC,
8.700%, 6–12–18 (C)	RUB115,000	4,223
Vimpel-Communications,
6.493%, 2–2–16 (A)	$4,550	4,686
VIP Finance Ireland Limited,
8.375%, 4–30–13 (A)	2,000	2,157

		17,285

TOTAL CORPORATE DEBT SECURITIES – 66.6%		$585,577
(Cost: $561,869)

OTHER GOVERNMENT SECURITIES

Argentina – 1.1%
City of Buenos Aires,
12.500%, 4–6–15	4,000	4,529
Compania Latinoamericana de Infraestructura & Servicios S.A.:
9.750%, 5–10–12	800	792
9.500%, 12–15–16	2,985	2,903
Province of Buenos Aires (The),
11.750%, 10–5–15	2,000	2,090

		10,314

Russia – 0.3%
Open Joint Stock Company “Russian Railroads”,
8.500%, 7–6–11 (C)	RUB65,000	2,329

Supranational – 0.7%
Central American Bank for Economic Integration:
4.875%, 1–15–12 (A)	$4,500	4,568
4.875%, 1–15–12	1,500	1,523

		6,091

TOTAL OTHER GOVERNMENT SECURITIES – 2.1%		$18,734
(Cost: $18,873)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations – 3.9%
Federal Home Loan Mortgage Corporation Adjustable Rate Participation Certificates,
4.000%, 5–15–24	2,031	2,140
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
4.500%, 8–15–17 (G)	56	1
5.000%, 5–15–18 (G)	678	81
5.000%, 4–15–19 (G)	88	5
5.000%, 11–15–22 (G)	58	2
5.500%, 3–15–23 (G)	61	8
5.000%, 5–15–23 (G)	36	2
5.000%, 8–15–23 (G)	35	2
5.500%, 2–15–24 (G)	241	9
5.500%, 4–15–25 (G)	252	6
5.500%, 10–15–25 (G)	796	119
5.000%, 8–15–30 (G)	465	16
5.000%, 10–15–30 (G)	450	14
5.500%, 3–15–31 (G)	43	2
5.500%, 10–15–32 (G)	1,483	133
5.500%, 1–15–33 (G)	399	78
5.500%, 5–15–33 (G)	1,382	265
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
4.500%, 10–1–35	4,973	5,175
4.000%, 11–15–36	2,090	2,193
Federal National Mortgage Association Agency REMIC/CMO:
4.000%, 1–25–19	1,785	1,866
5.000%, 5–25–22 (G)	14	—	*
5.000%, 6–25–22 (G)	3,893	287
5.500%, 6–25–23 (G)	82	12
4.000%, 7–15–23 (G)	17,871	2,047
5.000%, 8–25–23 (G)	208	13
4.000%, 12–15–23 (G)	6,075	747
4.000%, 2–15–24 (G)	1,991	229
4.000%, 4–15–24 (G)	5,991	661
4.000%, 9–25–24	1,847	1,932
4.500%, 4–25–30 (G)	288	13
5.000%, 9–25–30 (G)	141	2
5.000%, 3–25–31 (G)	584	18
5.000%, 8–15–31 (G)	595	51
5.500%, 12–25–33 (G)	1,844	261
5.000%, 2–25–35	3,418	3,580
5.500%, 8–25–35 (G)	1,023	184
5.500%, 11–25–36 (G)	1,997	412
6.500%, 7–15–37 (G)	1,235	265
3.500%, 9–25–39	2,125	2,192
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.500%, 11–1–22	1,572	1,710
5.000%, 8–1–23	1,908	2,048
5.000%, 7–1–34	1,863	1,990
Government National Mortgage Association Agency REMIC/CMO:
5.000%, 10–20–32 (G)	500	77
7.000%, 5–20–33 (G)	1,299	294
5.500%, 7–16–33 (G)	568	113
5.000%, 7–20–33 (G)	1,096	147
5.500%, 11–20–33 (G)	174	21

5.500%, 6–20–35 (G)	168	37
5.500%, 7–20–35 (G)	314	18
5.500%, 10–16–35 (G)	407	86
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
4.500%, 6–15–23	2,814	3,022

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 3.9%		$34,586
(Cost: $36,039)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 16.1%
United States Treasury Notes:
1.125%, 12–15–11	65,000	65,298
0.625%, 7–31–12	7,850	7,882
1.375%, 2–15–13	20,000	20,316
0.750%, 8–15–13	7,850	7,891
1.750%, 7–31–15	7,810	7,938
2.375%, 7–31–17	7,100	7,171
3.500%, 5–15–20	7,810	8,147
2.625%, 11–15–20	17,000	16,357

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 16.1%		$141,000
(Cost: $140,140)

SHORT-TERM SECURITIES
Commercial Paper – 6.1%
Clorox Co.:
0.230%, 7–6–11 (H)	4,000	4,000
0.240%, 7–11–11 (H)	5,000	5,000
Corporacion Andina de Fomento,
0.190%, 8–8–11 (H)	5,000	4,999
General Mills, Inc.:
0.180%, 7–20–11 (H)	4,000	4,000
0.160%, 7–25–11 (H)	10,000	9,999
Harley-Davidson Funding Corp.:
0.260%, 7–11–11 (H)	10,000	9,999
0.310%, 7–26–11 (H)	4,000	3,999
Novartis Finance Corp.,
0.000%, 7–1–11 (H)	6,000	6,000
Sara Lee Corporation,
0.000%, 7–1–11 (H)	6,000	6,000

		53,996

Commercial Paper (backed by irrevocable letter of credit) – 4.0%
Avon Capital Corp. (Avon Products, Inc.):
0.210%, 7–5–11 (H)	10,000	9,999
0.260%, 7–11–11 (H)	5,000	5,000
John Deere Credit Limited (John Deere Capital Corporation),
0.110%, 7–13–11 (H)	5,000	5,000
Procter & Gamble International Funding S.C.A. (Procter & Gamble Company (The)):
0.090%, 7–7–11 (H)	12,000	11,999
0.070%, 7–15–11 (H)	3,500	3,500

		35,498

Master Note – 0.4%
Toyota Motor Credit Corporation,
0.081%, 7–1–11 (I)	3,207	3,207

TOTAL SHORT-TERM SECURITIES – 10.5%		$92,701
(Cost: $92,701)

TOTAL INVESTMENT SECURITIES – 99.3%		$873,461
(Cost: $850,422)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.7%		6,589

NET ASSETS – 100.0%		$880,050

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$863	$—	$—
Corporate Debt Securities	—	568,214	17,363
Other Government Securities	—	15,039	3,695
United States Government Agency Obligations	—	34,586	—
United States Government Obligations	—	141,000	—
Short-Term Securities	—	92,701	—
Total	$863	$851,540	$21,058
Forward Foreign Currency Contracts	$—	$333	$—
Liabilities
Forward Foreign Currency Contracts	$—	$1,710	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Corporate Debt Securities	Other Government Securities
Beginning Balance 10-1-10	$12,367	$2,170
Net realized gain (loss)	(28)	—
Net unrealized appreciation (depreciation)	94	—
Purchases	—	—
Sales	(1,975)	—
Transfers into Level 3 during the period	14,269	3,695
Transfers out of Level 3 during the period	(7,364)	(2,170)
Ending Balance 6-30-11	$17,363	$3,695
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6-30-11	$(33)	$37

Transfers from Level 2 to Level 3 occurred generally due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred generally due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the value at the later of the beginning of the fiscal period or the purchase date of the security. There were no significant transfers between Levels 1 and 2 during the period ended June 30, 2011.

The following forward foreign currency contracts were outstanding at June 30, 2011:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Buy	Chinese Yuan Renminbi	Citibank, N.A.	10,200	12-7-11	$61	$—
Buy	Chinese Yuan Renminbi	Deutsche Bank AG	62,900	12-3-12	98	—
Buy	Chinese Yuan Renminbi	Deutsche Bank AG	15,100	1-24-13	13	—
Buy	Chinese Yuan Renminbi	Goldman Sachs International	246,000	3-25-13	161	—

Buy	Chinese Yuan Renminbi	Goldman Sachs International	27,500	6-13-13	—	18
Buy	Chinese Yuan Renminbi	Goldman Sachs International	28,100	6-24-13	—	6
Sell	Euro	Deutsche Bank AG	24,872	8-22-12	—	1,671
Sell	Japanese Yen	Deutsche Bank AG	1,756,100	2-10-12	—	15
					$333	$1,710

*	Not shown due to rounding.

(A)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the total value of these securities amounted to $262,385 or 29.8% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2011.

(C)	Principal amounts are denominated in the indicated foreign currency, where applicable (BRL - Brazilian Real, CNY - Chinese Yuan Renminbi and RUB - Russian Ruble).

(D)	This security currently pays the stated rate but this rate will increase in the future.

(E)	Zero coupon bond.

(F)	Securities do not bear interest for an initial period of time and subsequently become interest bearing.

(G)	Interest Only Security. Amount shown as principal represents notional amount for computation of interest.

(H)	Rate shown is the yield to maturity at June 30, 2011.

(I)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2011. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at June 30, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$850,422
Gross unrealized appreciation	29,692
Gross unrealized depreciation	(6,653)
Net unrealized appreciation	$23,039

SCHEDULE OF INVESTMENTS Government Securities Fund (in thousands)	JUNE 30, 2011 (UNAUDITED)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS	Principal	Value

Agency Obligations – 17.3%
Federal Farm Credit Bank:
4.350%, 9–2–14	$5,000	$5,509
5.250%, 1–6–16	6,000	6,871
Federal Home Loan Bank:
5.375%, 6–13–14	6,000	6,769
3.500%, 3–22–16	4,450	4,663
4.500%, 9–13–19	8,000	8,716
5.000%, 4–7–21	5,000	5,457
Federal Home Loan Mortgage Corporation,
4.750%, 11–17–15	10,000	11,251
Federal National Mortgage Association:
3.000%, 6–30–15	6,000	6,082
3.100%, 10–16–15	5,360	5,469
Private Export Funding Corporation,
4.375%, 3–15–19	10,000	10,824

		71,611

Mortgage-Backed Obligations – 57.9%
Federal Home Loan Mortgage Corporation Adjustable Rate Participation Certificates:
4.000%, 2–15–23	2,471	2,576
5.000%, 9–15–34	2,296	2,439
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
5.000%, 4–15–18	3,950	4,372
5.000%, 5–15–19	4,500	4,926
5.000%, 5–15–23	8,000	8,756
5.000%, 9–15–31 (A)	1,105	78
5.500%, 10–15–31	799	802
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
4.500%, 10–1–20	2,543	2,716
6.000%, 7–1–22	1,240	1,356
4.500%, 3–1–23	3,423	3,630
5.000%, 6–1–23	2,451	2,626
5.000%, 1–1–24	7,157	7,668
4.000%, 7–1–25	5,733	5,976
4.500%, 6–15–27	3,716	3,925
4.500%, 5–15–32	4,000	4,272
5.000%, 11–1–35	9,839	10,522
4.000%, 11–15–36	2,846	2,986
Federal National Mortgage Association Agency REMIC/CMO:
5.000%, 3–25–18	6,766	7,258
5.000%, 6–25–18	6,000	6,528
3.500%, 8–25–33	2,467	2,554
4.000%, 10–15–35	4,844	5,094
4.500%, 3–25–37	3,709	3,921
4.500%, 9–15–37	5,397	5,699
4.000%, 3–25–39	1,841	1,898
4.000%, 5–25–39	3,129	3,261
4.500%, 8–15–39	5,608	5,989
3.000%, 11–25–39	3,866	3,927
4.000%, 11–25–39	7,841	8,209
4.500%, 6–25–40	4,581	4,841
4.500%, 10–25–40	9,780	10,407
5.000%, 7–25–50	4,104	4,411
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
4.000%, 7–1–18	2,256	2,386
4.500%, 6–1–19	1,317	1,408
4.500%, 8–1–19	2,629	2,811

4.500%, 9–1–19	3,011	3,218
5.000%, 12–1–19	1,088	1,176
4.500%, 11–1–20	2,545	2,721
5.380%, 11–1–20	3,635	3,948
5.500%, 10–1–21	4,459	4,851
5.000%, 9–1–22	6,008	6,491
5.500%, 11–1–22	1,747	1,900
5.000%, 3–1–23	3,431	3,686
4.500%, 4–1–23	4,266	4,534
5.000%, 11–1–23	7,169	7,692
4.000%, 3–1–24	4,626	4,827
4.500%, 7–25–24	6,000	6,446
5.000%, 5–1–28	2,259	2,417
5.000%, 6–25–32	3,892	4,075
5.500%, 2–1–33	976	1,062
5.000%, 3–25–33	4,000	4,248
6.000%, 4–1–33	2,271	2,519
5.500%, 12–1–34	3,657	3,979
6.000%, 4–1–39	5,334	5,863
Government National Mortgage Association Agency REMIC/CMO:
5.000%, 4–16–39	3,608	3,851
4.500%, 8–20–40	8,116	8,504
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, 2002-3 Class G,
6.000%, 2–15–30	1,970	2,091

		240,327

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 75.2%		$311,938
(Cost: $299,440)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 21.3%
United States Treasury Bonds:
9.000%, 11–15–18	10,000	14,409
4.750%, 2–15–41	25,000	26,575
United States Treasury Notes:
4.250%, 8–15–14	10,000	11,049
3.625%, 8–15–19	15,000	15,970
3.125%, 5–15–21	20,500	20,427

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 21.3%		$88,430
(Cost: $85,247)

SHORT-TERM SECURITIES
United States Government Agency Obligations – 2.9%
Fannie Mae Discount Notes:
0.060%, 9–13–11	7,500	7,499
0.080%, 10–4–11	800	800
0.100%, 11–23–11	2,200	2,199
0.120%, 12–21–11	1,100	1,099
Freddie Mac Discount Notes,
0.100%, 10–3–11	515	515

TOTAL SHORT-TERM SECURITIES – 2.9%		$12,112
(Cost: $12,112)

TOTAL INVESTMENT SECURITIES – 99.4%		$412,480
(Cost: $396,799)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.6%		2,491

NET ASSETS – 100.0%	$414,971

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
United States Government Agency Obligations	$—	$311,938	$—
United States Government Obligations	—	88,430	—
Short-Term Securities	—	12,112	—
Total	$—	$412,480	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

United States Government Agency Obligations
Beginning Balance 10-1-10	$1,630
Net realized gain (loss)	1
Net unrealized appreciation (depreciation)	(83)
Purchases	—
Sales	(1,548)
Transfers into Level 3 during the period	—
Transfers out of Level 3 during the period	—
Ending Balance 6-30-11	$—
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6-30-11	$—

There were no significant transfers between Levels 1 and 2 during the period ended June 30, 2011.

(A)	Interest Only Security. Amount shown as principal represents notional amount for computation of interest.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at June 30, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$396,799
Gross unrealized appreciation	15,842
Gross unrealized depreciation	(161)
Net unrealized appreciation	$15,681

SCHEDULE OF INVESTMENTS
High Income Fund (in thousands)	JUNE 30, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Casinos & Gaming – 0.1%
Pinnacle Entertainment, Inc. (A)	103	$1,535

Oil & Gas Equipment & Services – 0.3%
Dresser-Rand Group Inc. (A)	79	4,246

Packaged Foods & Meats – 0.1%
Dole Food Company, Inc. (A)	107	1,452

Railroads – 0.3%
Kansas City Southern (A)	95	5,637

Thrifts & Mortgage Finance – 0.1%
PMI Group, Inc. (The) (A)	1,063	1,137

TOTAL COMMON STOCKS – 0.9%		$14,007
(Cost: $15,971)

PREFERRED STOCKS
Consumer Finance – 0.3%
Ally Financial Inc., Preferred 8.5%	102	2,562
GMAC Capital Trust I, Preferred 8.125%	86	2,189

		4,751

Trucking – 0.1%
Swift Services Holdings, Inc., 6.0% Cumulative (B)	105	1,379

TOTAL PREFERRED STOCKS – 0.4%		$6,130
(Cost: $5,847)

WARRANTS – 0.1%
Agricultural Products
ASG Consolidated LLC	7	$850

(Cost: $408)

CORPORATE DEBT SECURITIES	Principal
Advertising – 0.1%
National CineMedia, Inc., 7.875%, 7–15–21 (B)	$1,860	1,890

Aerospace & Defense – 0.3%
Acquisition Co., 10.000%, 6–1–17 (B)	1,955	2,063
Ducommun Incorporated, 9.750%, 7–15–18 (B)	1,870	1,921

		3,984

Agricultural Products – 1.3%
American Rock Salt Company LLC and American Rock Salt Capital Corporation, 8.250%, 5–1–18 (B)	1,015	1,019
American Seafoods Group LLC, 10.750%, 5–15–16 (B)	9,380	9,896
ASG Consolidated LLC, 15.000%, 5–15–17 (B)(C)	7,883	8,165

		19,080

Alternative Carriers – 3.2%
Level 3 Communications, Inc.:
11.875%, 2–1–19 (B)	12,656	13,652
8.125%, 7–1–19 (B)	7,340	7,377

Level 3 Financing, Inc.:
10.000%, 2–1–18	4,050	4,349
9.375%, 4–1–19 (B)	1,185	1,221
PAETEC Escrow Corporation, 9.875%, 12–1–18 (B)	5,950	6,166
PAETEC Holding Corp., 9.500%, 7–15–15	14,980	15,541

		48,306

Apparel Retail – 0.9%
Burlington Coat Factory Investments Holdings, Inc., 10.000%, 2–15–19 (B)	1,730	1,713
J.Crew Group, Inc., 8.125%, 3–1–19 (B)	12,740	12,262

		13,975

Apparel, Accessories & Luxury Goods – 0.2%
Norcraft Companies, L.P. and Norcraft Finance Corp., 10.500%, 12–15–15	3,650	3,705

Asset Management & Custody Banks – 0.4%
Nexeo Solutions, LLC, 8.375%, 3–1–18 (B)	6,054	6,130

Auto Parts & Equipment – 2.8%
Affinia Group Inc.:
9.000%, 11–30–14	1,710	1,736
10.750%, 8–15–16 (B)(D)	9,702	10,818
Exide Technologies, 8.625%, 2–1–18 (B)	4,921	5,118
Icahn Enterprises L.P., 8.000%, 1–15–18 (D)	16,350	16,595
Icahn Enterprises L.P. and Icahn Enterprises Finance Corp., 7.750%, 1–15–16	6,020	6,178
Visteon Corporation, 6.750%, 4–15–19 (B)	2,560	2,470

		42,915

Automotive Retail – 2.6%
Asbury Automotive Group, Inc.:
7.625%, 3–15–17	2,775	2,754
8.375%, 11–15–20 (B)	11,818	12,025
Sonic Automotive, Inc., 9.000%, 3–15–18	16,390	17,250
United Auto Group, Inc., 7.750%, 12–15–16	7,500	7,650

		39,679

Broadcasting – 1.0%
Cumulus Media Inc., 7.750%, 5–1–19 (B)	8,730	8,424
dcp LLC, 10.750%, 8–15–15 (B)	3,010	2,668
Gray Television, Inc., 10.500%, 6–29–15	4,120	4,285

		15,377

Building Products – 1.0%
Building Materials Corporation of America, 6.750%, 5–1–21 (B)	1,890	1,899
Masonite International Corporation, 8.250%, 4–15–21 (B)	1,530	1,520
Ply Gem Holdings, Inc., 8.250%, 2–15–18 (B)	11,925	11,300

		14,719

Cable & Satellite – 0.3%
CCO Holdings, LLC and CCO Holdings Capital Corp.,
6.500%, 4–30–21	4,265	4,206

Casinos & Gaming – 1.5%
Inn of the Mountain Gods Resort and Casino, 1.250%, 11–30–20	4,961	3,026
MGM MIRAGE:
11.375%, 3–1–18	3,400	3,816
9.000%, 3–15–20	2,375	2,601
MGM Resorts International, 10.000%, 11–1–16 (B)	3,440	3,646
Peninsula Gaming, LLC:
8.375%, 8–15–15	3,150	3,308
8.375%, 8–15–15 (B)	2,560	2,688
10.750%, 8–15–17	2,300	2,513
10.750%, 8–15–17 (B)	1,283	1,402

		23,000

Catalog Retail – 0.9%
QVC, Inc., 7.500%, 10–1–19 (B)	13,670	14,490

Coal & Consumable Fuels – 0.6%
Alpha Natural Resources, Inc.:
6.000%, 6–1–19	1,785	1,781
6.250%, 6–1–21	2,950	2,964
Arch Coal, Inc.:
7.000%, 6–15–19 (B)	1,838	1,833
7.250%, 6–15–21 (B)	2,940	2,944

		9,522

Communications Equipment – 1.0%
Brightstar Corporation, 9.500%, 12–1–16 (B)	14,170	15,162

Construction & Farm Machinery & Heavy Trucks – 0.2%
ArvinMeritor, Inc., 10.625%, 3–15–18	1,700	1,908
Greenbrier Companies, Inc., (The), Convertible, 3.500%, 4–1–18 (B)	1,170	1,059

		2,967

Construction Materials – 2.5%
Cemex Finance LLC, 9.500%, 12–14–16 (B)	6,200	6,409
Cemex SAB de CV, 9.000%, 1–11–18 (B)	860	875
Headwaters Incorporated, 7.625%, 4–1–19	7,840	7,134
Headwaters Incorporated, Convertible:
2.500%, 2–1–14	3,075	2,491
14.750%, 2–1–14 (B)(D)	10,224	11,618
Hillman Group, Inc. (The):
10.875%, 6–1–18	6,190	6,677
10.875%, 6–1–18 (B)	2,346	2,531

		37,735

Consumer Finance – 1.6%
American General Finance Corporation, 6.900%, 12–15–17	2,500	2,294
Bankrate Inc., 11.750%, 7–15–15 (B)	8,279	9,438
Credit Acceptance Corporation:
9.125%, 2–1–17	3,840	4,109
9.125%, 2–1–17 (B)	1,585	1,692
Speedy Cash Intermediate Holdings Corp., 10.750%, 5–15–18 (B)	6,180	6,319
TMX Finance LLC and TitleMax Finance Corp, 13.250%, 7–15–15	1,062	1,192

		25,044

Consumer Products – 0.7%
Prestige Brands, Inc.:
8.250%, 4–1–18	6,125	6,416
8.250%, 4–1–18 (B)	3,657	3,831

		10,247

Diversified Chemicals – 1.3%
Kinove German Bondco GmbH:
9.625%, 6–15–18 (B)	4,095	4,269
10.000%, 6–15–18 (B)(E)	EUR2,975	4,487
Styrolution Group GmbH, 7.625%, 5–15–16 (B)(E)	8,000	11,369

		20,125

Diversified Metals & Mining – 1.8%
FMG Resources Pty Ltd.:
7.000%, 11–1–15 (B)	$8,155	8,318
6.375%, 2–1–16 (B)	1,700	1,696
6.875%, 2–1–18 (B)	1,700	1,726
Quadra FNX Mining Ltd., 7.750%, 6–15–19 (B)	5,514	5,569
Taseko Mines Limited, 7.750%, 4–15–19	10,100	10,175

		27,484

Diversified Support Services – 0.6%
ARAMARK Holdings Corporation, 8.625%, 5–1–16 (B)	2,920	2,971
SITEL, LLC and SITEL Finance Corp., 11.500%, 4–1–18	7,110	6,506

		9,477

Education Services – 3.4%
Laureate Education, Inc.:
10.000%, 8–15–15 (B)	10,350	10,816
11.000%, 8–15–15 (B)(C)(D)	25,621	26,099
11.750%, 8–15–17 (B)	13,420	14,645

		51,560

Electrical Components & Equipment – 0.4%
International Wire Group, Inc., 9.750%, 4–15–15 (B)	5,200	5,486

Electronic Equipment & Instruments – 2.6%
CDW Escrow Corporation, 8.500%, 4–1–19 (B)	20,080	19,678
CDW LLC and CDW Finance Corporation:
12.535%, 10–12–17	18,690	20,139
8.000%, 12–15–18 (B)	1,500	1,586

		41,403

Electronic Manufacturing Services – 2.1%
Jabil Circuit, Inc.:
7.750%, 7–15–16	8,240	9,126
8.250%, 3–15–18	12,395	14,161
KEMET Corporation, 10.500%, 5–1–18	7,360	8,133

		31,420

Food Distributors – 1.0%
U.S. Foodservice, Inc., 8.500%, 6–30–19 (B)	2,560	2,483
Viskase Companies, Inc.:
9.875%, 1–15–18 (B)	12,465	12,995

		15,478

Forest Products – 1.5%
Ainsworth Lumber Co. Ltd., 11.000%, 7–29–15 (B)(C)	23,928	22,126

Health Care Equipment – 0.4%
Biomet, Inc., 11.625%, 10–15–17	1,600	1,772
DJO Finance LLC and DJO Finance Corporation, 9.750%, 10–15–17 (B)	2,580	2,619
NuVasive, Inc., Convertible, 2.750%, 7–1–17	2,125	2,149

		6,540

Health Care Facilities – 2.7%
HCA Inc., 9.625%, 11–15–16	8	9
HealthSouth Corporation, 8.125%, 2–15–20	7,835	8,413
Kindred Escrow Corp., 8.250%, 6–1–19 (B)	5,690	5,662
Radiation Therapy Services, Inc., 9.875%, 4–15–17	9,880	9,868

Tenet Healthcare Corporation, 6.875%, 11–15–31	13,551	11,314
United Surgical Partners International, Inc., 8.875%, 5–1–17	6,000	6,270

		41,536

Health Care Services – 1.3%
Air Medical Group Holdings Inc., 9.250%, 11–1–18 (B)	9,915	10,460
OnCure Holdings, Inc., 11.750%, 5–15–17	3,840	3,965
WP Rocket Merger Sub, Inc., 10.125%, 7–15–19 (B)	4,685	4,732

		19,157

Health Care Technology – 0.9%
MedAssets, Inc., 8.000%, 11–15–18 (B)	13,828	13,690

Home Furnishings – 0.4%
Empire Today, LLC and Empire Today Finance Corp., 11.375%, 2–1–17 (B)	3,653	3,763
Simmons Bedding Company, 11.250%, 7–15–15 (B)	2,800	2,940

		6,703

Household Products – 1.2%
Reynolds Group Holdings Limited:
7.125%, 4–15–19 (B)	5,642	5,600
9.000%, 4–15–19 (B)	11,190	11,050
8.250%, 2–15–21 (B)	1,632	1,526

		18,176

Human Resource & Employment Services – 0.5%
CDRT Merger Sub, Inc., 8.125%, 6–1–19 (B)	7,400	7,400

Independent Power Producers & Energy Traders – 1.8%
Calpine Corporation:
7.875%, 7–31–20 (B)	4,300	4,494
7.500%, 2–15–21 (B)	5,184	5,288
7.875%, 1–15–23 (B)	1,665	1,715
NRG Energy, Inc.:
7.625%, 5–15–19 (B)	7,440	7,403
7.875%, 5–15–21 (B)	9,300	9,276

		28,176

Industrial Conglomerates – 0.6%
Pinafore, LLC and Pinafore, Inc., 9.000%, 10–1–18 (B)	8,725	9,401

Industrial Machinery – 1.0%
CPM Holdings, Inc., 10.875%, 9–1–14 (B)	7,450	8,083
RBS Global, Inc. and Rexnord LLC, 11.750%, 8–1–16	8,535	9,026

		17,109

Investment Banking & Brokerage – 0.4%
E*TRADE Financial Corporation, 6.750%, 6–1–16	6,800	6,664

IT Consulting & Other Services – 1.6%
iGATE Corporation, 9.000%, 5–1–16 (B)	23,450	23,685

Leisure Facilities – 1.5%
Palace Entertainment Holdings, LLC, 8.875%, 4–15–17 (B)	14,498	14,534
Speedway Motorsports, Inc., 8.750%, 6–1–16	7,250	7,821

		22,355

Life & Health Insurance – 0.7%
CNO Financial Group, Inc., 9.000%, 1–15–18 (B)	10,708	11,350

Metal & Glass Containers – 0.4%
Plastipak Holdings, Inc., 10.625%, 8–15–19 (B)	5,180	5,828

Movies & Entertainment – 1.5%
AMC Entertainment Holdings, Inc., 9.750%, 12–1–20 (B)	9,746	9,965
AMC Entertainment Inc., 8.000%, 3–1–14	2,300	2,306
Cinemark USA, Inc., 8.625%, 6–15–19	5,000	5,475
Regal Enertainment Group, 9.125%, 8–15–18	4,255	4,404

		22,150

Multi-Line Insurance – 0.5%
American International Group, Inc., 8.175%, 5–15–58	6,865	7,501

Oil & Gas Drilling – 0.7%
RDS Ultra-Deepwater Ltd, 11.875%, 3–15–17 (B)	9,165	10,265

Oil & Gas Equipment & Services – 2.7%
Forbes Energy Services Ltd., 9.000%, 6–15–19 (B)	8,085	7,964
Geokinetics Holdings USA, Inc., 9.750%, 12–15–14	9,735	9,346
Global Geophysical Services, Inc., 10.500%, 5–1–17	21,159	22,217
Thermon Industries, Inc., 9.500%, 5–1–17	2,208	2,368

		41,895

Oil & Gas Exploration & Production – 1.4%
Chesapeake Energy Corporation:
9.500%, 2–15–15	7,895	9,158
6.625%, 8–15–20	1,397	1,470
6.125%, 2–15–21	4,270	4,323
Quicksilver Resources Inc.:
11.750%, 1–1–16	3,300	3,779
7.125%, 4–1–16	2,600	2,561

		21,291

Oil & Gas Refining & Marketing – 2.6%
Energy Partners Ltd., 8.250%, 2–15–18 (B)	14,606	13,803
Offshore Group Investment Limited:
11.500%, 8–1–15	18,850	20,499
11.500%, 8–1–15 (B)	4,535	4,932

		39,234

Other Diversified Financial Services – 1.9%
Bank of America Corporation:
8.000%, 12–29–49 (D)(F)	12,825	13,393
8.125%, 12–29–49 (F)	4,635	4,840
JPMorgan Chase & Co., 7.900%, 4–29–49 (F)	8,500	9,130

		27,363

Packaged Foods & Meats – 1.8%
Bumble Bee Foods, LLC:
9.000%, 12–15–17 (B)	16,196	16,276
9.625%, 3–15–18 (B)	12,825	11,671

		27,947

Paper Products – 0.3%
Appleton Papers Inc., 10.500%, 6–15–15 (B)	4,205	4,384
Verso Paper Corp., 8.750%, 2–1–19 (B)	832	740

		5,124

Pharmaceuticals – 0.3%
ConvaTec Healthcare E S.A., 10.500%, 12–15–18 (B)	2,580	2,670
InVentiv Health, Inc., 10.000%, 8–15–18 (B)	1,860	1,767

		4,437

Property & Casualty Insurance – 0.7%
Fidelity National Information Services, Inc.: 7.625%, 7–15–17	8,095	8,590
7.875%, 7–15–20	2,525	2,680

		11,270

Railroads – 1.0%
Kansas City Southern de Mexico, S.A. de C.V.:
8.000%, 2–1–18 (D)	11,360	12,326
6.625%, 12–15–20 (B)	2,580	2,683

		15,009

Regional Banks – 0.9%
CIT Group, Inc., 7.000%, 5–2–17 (B)	13,350	13,317

Restaurants – 4.8%
CKE Holdings, Inc., 10.500%, 3–14–16 (B)(C)	2,460	2,291
CKE Restaurants, Inc., 11.375%, 7–15–18	22,510	24,592
Dave & Buster’s, Inc., 0.000%, 2–15–16 (B)(G)	23,415	13,229
DineEquity, Inc., 9.500%, 10–30–18 (B)	3,472	3,767
NPC International, Inc., 9.500%, 5–1–14 (D)	24,315	24,680
Wendy’s/Arby’s Restaurants, LLC, 10.000%, 7–15–16	4,725	5,233

		73,792

Security & Alarm Services – 0.6%
DynCorp International Inc., 10.375%, 7–1–17 (B)	9,575	9,814

Semiconductor Equipment – 0.1%
Phototronics, Inc., Convertible, 3.250%, 4–1–16 (B)	975	1,083

Specialized Consumer Services – 0.5%
B-Corp Merger Sub, Inc., 8.250%, 6–1–19 (B)	7,190	7,118

Specialized Finance – 0.3%
PHH Corporation, 9.250%, 3–1–16	4,300	4,703

Specialized REITs – 0.9%
CNL Lifestyles Properties, Inc., 7.250%, 4–15–19 (B)	14,965	13,543

Specialty Chemicals – 0.6%
Huntsman International LLC:
8.625%, 3–15–20	6,350	6,921
8.625%, 3–15–21	1,720	1,871

		8,792

Steel – 1.4%
Ryerson Inc., 12.000%, 11–1–15	4,395	4,670
Severstal Columbus LLC, 10.250%, 2–15–18	4,300	4,752
WireCo WorldGroup Inc., 9.750%, 5–15–17 (B)	11,910	12,564

		21,986

Systems Software – 0.6%
Atlantis Merger Sub, Inc. and SoftBrands, Inc., 11.500%, 7–15–18 (B)	9,305	8,840

Thrifts & Mortgage Finance – 0.9%
Provident Funding Associates, L.P. and PFG Finance Corp., 10.125%, 2–15–19 (B)	13,246	13,445

Trading Companies & Distributors – 0.6%
United Rentals (North America), Inc., 8.375%, 9–15–20	8,910	9,021

Wireless Telecommunication Service – 1.4%
Cricket Communications, Inc., 7.750%, 10–15–20	4,095	4,013
Digicel Group Limited:
8.250%, 9–1–17 (B)	1,700	1,764
10.500%, 4–15–18 (B)	5,452	6,106
MetroPCS Wireless, Inc., 6.625%, 11–15–20	4,760	4,712
Wind Acquisition Finance S.A., 11.750%, 7–15–17 (B)	4,060	4,598

		21,193

TOTAL CORPORATE DEBT SECURITIES – 82.2%		$1,254,595
(Cost: $1,227,345)

MUNICIPAL BONDS – TAXABLE – 0.6%
Arizona
AZ Hlth Fac Auth, Rev Bonds (Banner Hlth), Ser 2007B, 1.014%, 1–1–37 (F)	12,825	$9,064

(Cost: $8,237)

SENIOR LOANS
Advertising – 0.2%
Oriental Trading Company, Inc., 7.000%, 1–10–17 (F)	2,449	2,406

Alternative Carriers – 0.7%
Vonage Holdings Corp., 9.750%, 12–9–15 (F)	10,306	10,344

Building Products – 2.4%
Goodman Global, Inc., 9.000%, 10–6–17 (F)	36,440	37,296

Casinos & Gaming – 0.1%
Revel AC, Inc., 9.000%, 1–24–17 (F)	2,035	1,895

Communications Equipment – 0.1%
Mitel Networks Corporation, 7.259%, 8–15–15 (F)	1,315	1,224

Diversified Support Services – 2.9%
Advantage Sales & Marketing, Inc., 9.250%, 5–29–18 (F)	19,322	19,600
Applied Systems, Inc., 9.250%, 5–17–17 (F)	1,290	1,305
N.E.W. Holdings I, LLC, 9.500%, 3–5–17 (F)	21,425	22,122

		43,027

Environmental & Facilities Services – 0.4%
K2 Pure Solutions Nocal, L.P., 10.000%, 7–20–15 (F)	5,611	5,583

Food Distributors – 0.7%
Chef’s Warehouse, LLC (The), 11.000%, 4–22–14 (F)	7,106	7,106
Fairway Group Acquisition Company:
7.500%, 2–11–17 (F)	3,585	3,564

		10,670

Health Care Facilities – 0.8%
National Surgical Hospitals, Inc.:
8.250%, 1–4–17 (F)	10,920	10,920
0.000%, 2–3–17 (F)(G)	1,905	1,905

		12,825

Home Furnishings – 0.6%
Spring Windows Fashions, LLC, 11.250%, 4–27–18 (F)	10,200	10,015

Hypermarkets & Super Centers – 0.5%
Roundy’s Supermarkets, Inc., 10.000%, 4–5–16 (F)	7,005	7,084

Independent Power Producers & Energy Traders – 1.0%
Texas Competitive Electric Holdings Company, LLC:
4.690%, 10–10–17 (F)	9,480	7,407
4.768%, 10–10–17 (F)	10,059	7,861

		15,268

Internet Software & Services – 0.5%
Nextag, Inc., 7.000%, 12–29–17 (F)	8,336	7,961

IT Consulting & Other Services – 0.7%
Presidio, Inc., 7.250%, 3–31–17 (F)	9,994	9,969
Vertafore, Inc., 9.750%, 10–18–17 (F)	1,311	1,329

		11,298

TOTAL SENIOR LOANS – 11.6%		$176,896
(Cost: $174,951)

SHORT-TERM SECURITIES
Commercial Paper – 1.9%
Bemis Company, Inc.:
0.250%, 7–6–11 (H)	5,000	5,000
0.280%, 7–13–11 (H)	2,500	2,500
Clorox Co., 0.230%, 7–6–11 (H)	5,000	4,999
Harley-Davidson Funding Corp., 0.260%, 7–11–11 (H)	5,000	5,000
Kellogg Co., 0.200%, 7–6–11 (H)	3,000	3,000
Prudential Funding LLC, 0.000%, 7–1–11 (H)	2,493	2,493
Sara Lee Corporation, 0.190%, 7–6–11 (H)	5,000	4,999

		27,991

Commercial Paper (backed by irrevocable letter of credit) – 0.6%
Avon Capital Corp. (Avon Products, Inc.):
0.250%, 7–8–11 (H)	5,000	5,000
0.260%, 7–11–11 (H)	5,000	5,000

		10,000

TOTAL SHORT-TERM SECURITIES – 2.5%		$37,991
(Cost: $37,991)

TOTAL INVESTMENT SECURITIES – 98.3%		$1,499,533
(Cost: $1,470,750)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.7%		25,907

NET ASSETS – 100.0%		$1,525,440

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2011:

Level 1	Level 2	Level 3

Assets
Investments in Securities
Common Stocks	$14,007	$—	$—
Preferred Stocks	4,751	1,379	—
Warrants	—	—	850
Corporate Debt Securities	—	1,239,433	15,162
Municipal Bonds	—	9,064	—
Senior Loans	—	80,323	96,573
Short-Term Securities	—	37,991	—
Total	$18,758	$1,368,190	$112,585
Liabilities
Forward Foreign Currency Contracts	$—	$560	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Warrants	Corporate Debt Securities	Senior Loans
Beginning Balance 10-1-10	$—	$—	$13,959
Net realized gain (loss)	—	—	(18)
Net unrealized appreciation (depreciation)	—	—	208
Purchases	—	—	2,478
Sales	—	—	(9,847)
Transfers into Level 3 during the period	850	15,162	90,990
Transfers out of Level 3 during the period	—	—	(1,197)
Ending Balance 6-30-11	$850	$15,162	$96,573
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6-30-11	$102	$669	$2,352

Transfers from Level 2 to Level 3 occurred generally due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred generally due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the value at the later of the beginning of the fiscal period or the purchase date of the security. There were no significant transfers between Levels 1 and 2 during the period ended June 30, 2011.

The following forward foreign currency contracts were outstanding at June 30, 2011:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Euro	Morgan Stanley International	546	11-15-11	$—	$16
Sell	Euro	Deutsche Bank AG	149	12-15-11	—	3
Sell	Euro	Morgan Stanley International	546	5-15-12	—	17
Sell	Euro	Deutsche Bank AG	149	6-15-12	—	3
Sell	Euro	Morgan Stanley International	546	11-15-12	—	18
Sell	Euro	Deutsche Bank AG	149	12-17-12	—	3
Sell	Euro	Morgan Stanley International	546	5-15-13	—	18
Sell	Euro	Deutsche Bank AG	149	6-17-13	—	3
Sell	Euro	Morgan Stanley International	546	11-15-13	—	18
Sell	Euro	Deutsche Bank AG	149	12-16-13	—	3
Sell	Euro	Morgan Stanley International	546	5-15-14	—	19
Sell	Euro	Deutsche Bank AG	149	6-16-14	—	3
Sell	Euro	Morgan Stanley International	483	11-14-14	—	17
Sell	Euro	Deutsche Bank AG	63	11-17-14	—	2
Sell	Euro	Deutsche Bank AG	149	12-15-14	—	4
Sell	Euro	Morgan Stanley International	6,876	5-15-15	—	246

Sell	Euro	Deutsche Bank AG	149	6-15-15	—	4
Sell	Euro	Deutsche Bank AG	63	11-16-15	—	3
Sell	Euro	Deutsche Bank AG	149	12-15-15	—	4
Sell	Euro	Deutsche Bank AG	1,714	5-16-16	—	71
Sell	Euro	Deutsche Bank AG	149	6-15-16	—	4
Sell	Euro	Deutsche Bank AG	149	12-15-16	—	4
Sell	Euro	Deutsche Bank AG	149	6-15-17	—	4
Sell	Euro	Deutsche Bank AG	149	12-15-17	—	3
Sell	Euro	Deutsche Bank AG	3,124	6-15-18	—	70
					$—	$560

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the total value of these securities amounted to $742,450 or 48.7% of net assets.

(C)	Payment-in-kind bonds.

(D)	Securities serve as cover for outstanding bridge loan commitments.

(E)	Principal amounts are denominated in the indicated foreign currency, where applicable (EUR - Euro).

(F)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2011.

(G)	Zero coupon bond.

(H)	Rate shown is the yield to maturity at June 30, 2011.

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,470,750
Gross unrealized appreciation	50,452
Gross unrealized depreciation	(21,669)
Net unrealized appreciation	$28,783

SCHEDULE OF INVESTMENTS Municipal Bond Fund (in thousands)	JUNE 30, 2011 (UNAUDITED)

MUNICIPAL BONDS	Principal	Value

Alabama – 0.8%
San Jose Merged Area Redev Proj, Hsng Set-Aside Tax Alloc Bonds, Ser 2010A-1, 5.500%, 8–1–35	$1,000	$885
The Indl Dev Board of Selma, AL, Gulf Opp Zone Bonds, Ser 2009A, 6.250%, 11–1–33	2,000	2,107
The Pub Edu Bldg Auth of Tuscaloosa, Student Hsng Rev Bonds (Univ of AL Ridgecrest Residential Proj), Ser 2008, 6.750%, 7–1–33	2,500	2,780

		5,772

Alaska – 0.2%
AK Intl Arpt Sys Rev and Rfdg Bonds, Ser 2010A, 5.000%, 10–1–21	1,735	1,807

Arizona – 1.1%
Cert of Part for the Benefit of AZ State Univ (AZ State Univ Proj), Ser 2002, 5.375%, 7–1–13	1,000	1,038
Indl Dev Auth of Mohave Cnty, Correctional Fac Contract Rev Bonds (Mohave Prison, LLC Expansion Proj), Ser 2008, 8.000%, 5–1–25	2,500	2,757
Phoenix Civic Impvt Corp, Sr Lien Arpt Rev Bonds, Ser 2002B, 5.750%, 7–1–14	2,000	2,073
Rio Nuevo Multipurp Fac Dist (Tucson, AZ), Sub Lien Excise Tax Rev Bonds, Ser 2008, 6.625%, 7–15–25	2,000	2,260

		8,128

Arkansas – 0.1%
AR Dev Fin Auth, Sngl Fam Mtg Rev Bonds (Mtg-Bkd Sec Prog), Ser 2003D, 5.300%, 7–1–24	450	451

California – 13.8%
ABAG Fin Auth for Nonprofit Corp, Rev Bonds (Sharp Hlth Care), Ser 2009B, 6.250%, 8–1–39	1,000	1,029
CA Hlth Fac Fin Auth, Rev Bonds (Adventist Hlth Sys/West), Ser 2009A, 5.750%, 9–1–39	2,500	2,483
CA Hlth Fac Fin Auth, Rev Bonds (Children’s Hosp of Orange Cnty), Ser 2009A, 6.500%, 11–1–38	2,000	2,088
CA Muni Fin Auth, Cmnty Hosp of Cent CA Oblig Group Cert of Part, 5.500%, 2–1–39	4,000	3,444
CA Muni Fin Auth, Edu Fac Rev Bonds (King/Chavez Academies Proj), Ser 2009A, 8.500%, 10–1–29	1,000	1,106
CA Pollutn Ctl Fin Auth, Solid Waste Disp Rev Bonds (Republic Svc, Inc. Proj) Ser 2002B, 5.250%, 6–1–23	2,085	2,246

CA Pollutn Ctl Fin Auth, Solid Waste Disp Rfdg Rev Bonds (Waste Mgmt, Inc. Proj), Ser 2002A, 5.000%, 1–1–22	1,500	1,538
CA Rural Home Mtg Fin Auth, Sngl Fam Mtg Rev Bonds (Mtg-Bkd Sec Prog), Ser 1998B, Class 5, 6.350%, 12–1–29	15	15
CA Various Purp GO Bonds: 6.000%, 2–1–15	3,000	3,458
5.250%, 2–1–19	7,000	7,368
5.250%, 11–1–21	1,000	1,047
5.000%, 2–1–22	7,000	7,274
5.500%, 4–1–28	3,000	3,399
5.250%, 10–1–29	2,500	2,588
5.750%, 4–1–31	5,000	5,271
6.000%, 3–1–33	1,000	1,086
6.000%, 11–1–39	4,500	4,793
CA Dept of Water Res, Cent Vly Proj, Water Sys Rev Bonds, Ser X, 5.500%, 12–1–16	10	12
State Pub Works Board of CA, Lease Rev Bonds (Various Cap Proj), Ser 2009G-1, 5.750%, 10–1–30	1,000	1,017
State Pub Works Board of CA, Lease Rev Bonds (Various Cap Proj), Ser 2009I, 6.375%, 11–1–34	500	527
CA Statewide Cmnty Dev Auth, Sch Fac Rev Bonds (Aspire Pub Sch), Ser 2010: 6.000%, 7–1–40	1,750	1,588
6.350%, 7–1–46	1,000	941
CA Statewide Cmnty Dev Auth, Hosp Rev Cert of Part, Cedars-Sinai Med Ctr, Ser 1992, 6.500%, 8–1–12	1,550	1,572
Carson Redev Agy Redev Proj Area No. 1, Tax Alloc Bonds, Ser 2009A, 7.000%, 10–1–36	750	773
Delta Cnty Home Mtg Fin Auth, Sngl Fam Mtg Rev Bonds (Mtg-Bkd Sec Prog), Ser 1998A, 5.200%, 12–1–14	20	20
Foothill/Eastn Trans Corridor Agy, Toll Road Rfdg Rev Bonds (Cap Apprec Bonds), Ser 1999, 0.000%, 1–15–17 (A)	7,500	5,527
Golden State Tob Securitization Corp, Tob Stlmt Asset-Bkd Bonds, Ser 2003A-1, 6.750%, 6–1–39	2,500	2,791
The Metro Water Dist of Southn CA, Water Rev Bonds, 2003 Authorization, Ser B-2, 5.000%, 10–1–27	5,000	5,127
Palomar Pomerado Hlth, San Diego Cnty, CA, Cert of Part, 6.750%, 11–1–39	2,750	2,746
Palomar Pomerado Hlth, GO Bonds, Election of 2004, Ser 2009A:
0.000%, 8–1–31 (A)	3,315	850
0.000%, 8–1–32 (A)	5,000	1,173
0.000%, 8–1–33 (A)	5,000	1,072
Riverside Cmnty College Dist, Riverside Cnty, CA, Election of 2004, GO Bonds, Ser 2004A: 5.500%, 8–1–29	3,800	4,354
Redev Agy for Riverside, Interstate 215 Corridor Redev Proj Area, 2010 Tax Alloc Bonds, Ser E, 6.500%, 10–1–40	1,500	1,503

Sacramento Area Flood Ctl Agy, Consolidated Cap Assmt Dist Bonds, Ser 2008, 5.500%, 10–1–28	500	537
Cnty of Sacramento, 2010 Rfdg Cert of Part, 5.750%, 2–1–30	2,000	2,026
Pub Fac Fin Auth of San Diego, Sr Sewer Rev Bonds, Ser 2009A, 5.250%, 5–15–34	3,000	3,101
Redev Agy of San Diego, Naval Training Ctr Redev Proj, Tax Alloc Bonds, Ser 2010A, 5.750%, 9–1–40	1,000	931
Arpt Comsn, San Francisco Intl Arpt Second Ser Rev Bonds, Ser 2009E, 6.000%, 5–1–39	3,000	3,214
Cmnty Redev Agy of Santa Ana, Merged Proj Area Bonds, Ser 2011 A, 6.250%, 9–1–24	2,000	2,106
Southn CA Pub Power Auth, Multiple Proj Rev Bonds, Ser 1989, 6.750%, 7–1–12	3,455	3,660
Southn CA Pub Power Auth, Transmission Proj Rev Bonds (Southn Transmission Proj), Ser 2008B, 6.000%, 7–1–27	1,000	1,112
Tuolumne Wind Proj Auth, Rev Bonds (Tuolumne Co Proj), Ser 2009A, 5.875%, 1–1–29	1,000	1,080
The Regents of the Univ of CA, Hosp Rev Bonds (UCLA Med Ctr), Ser 2004B, 5.500%, 5–15–20	1,500	1,569

		101,162

Colorado – 2.6%
Joint Sch Dist No. 28J, Adams and Arapahoe Cnty, CO, GO Bonds, Ser 2008, 6.000%, 12–1–28	2,500	2,828
City and Cnty of Broomfield, CO, Rfdg Cert of Participation, Ser 2010, 5.000%, 12–1–23	1,565	1,697
CO Edu and Cultural Fac Auth, Independent Sch Rev Rfdg Bonds (Vail Mountain Sch Proj), Ser 2010, 6.125%, 5–1–40	2,500	2,381
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (The Classical Academy Proj), Ser 2008A: 6.750%, 12–1–23	1,760	1,988
7.400%, 12–1–38	1,000	1,133
CO Hsng and Fin Auth, Sngl Fam Prog Sr and Sub Bonds, Ser 2001A-2, 6.500%, 8–1–31	260	273
CO Hsng and Fin Auth, Sngl Fam Mtg Class I Bonds, Ser 2009A, 5.500%, 11–1–29	1,055	1,086
CO Higher Edu Cap Constr, Lease Purchase Fin Prog, Cert of Part, Ser 2008: 5.500%, 11–1–27	1,000	1,105
Denver Hlth and Hosp Auth, Hlthcare Recovery Zone, Fac Rev Bds, Ser 2010, 5.625%, 12–1–40	2,750	2,587
Rgnl Trans Dist, Private Activity Bonds (Denver Transit Partn Eagle P3 Proj), Ser 2010, 6.500%, 1–15–30	4,250	4,454

		19,532

Connecticut – 0.7%
Cap City Econ Dev Auth, Prkg and Enrg Fee Rev Bonds, Ser 2008D, 5.750%, 6–15–34	2,500	2,689
Eastn CT Res Recovery Auth, Solid Waste Rev Bonds (Wheelabrator Lisbon Proj), Ser 1993A, 5.500%, 1–1–14	2,625	2,626

		5,315

District Of Columbia – 1.0%
DC Hosp Rev Bonds (Sibley Mem Hosp Issue), Ser 2009, 6.375%, 10–1–39	2,500	2,591
Metro Washington Arpt Auth, Dulles Toll Road, Second Sr Lien Rev Bonds, Ser 2009C, 0.000%, 10–1–41 (A)	6,500	4,990

		7,581

Florida – 8.5%
Brevard Cnty, FL, Indl Dev Rev Bonds (TUFF FL Tech Proj), Ser 2009, 6.750%, 11–1–39	2,500	2,539
Broward Cnty, FL, Passenger Fac Charge/Arpt Sys Rev Convertible Lien Bonds, Arpt Sys Rev Bonds, Ser 2001J-1, 5.750%, 10–1–18	2,870	2,911
Citizens Ppty Insurance Corp, Sr Secured Rev Bonds, Ser 2010A-1, 5.250%, 6–1–17	3,600	3,874
Citizens Ppty Insurance Corp Coastal Account Sr Secured Bonds, Ser 2011A-1, 5.000%, 6–1–20 (B)	1,000	1,016
Coral Gables, FL, Hlth Fac Auth, Hosp Rev Bonds (Baptist Hlth South FL Oblig Group), Ser 2004, 5.250%, 8–15–24	5,000	5,706
Greater Orlando Aviation Auth, Arpt Fac Rev Bonds, Ser 2002B, 5.500%, 10–1–17	2,000	2,063
Halifax Hosp Med Ctr (Daytona Beach, FL), Hosp Rev Rfdg and Impvt Bonds, Ser 2006A, 5.250%, 6–1–26	3,000	2,945
Hillsborough Cnty Aviation Auth, FL, Tampa Intl Arpt, Rev Bonds, Ser 2003B, 5.000%, 10–1–20	2,000	2,072
Hillsborough Cnty Indl Dev Auth, Indl Dev Rev Bonds, Hlth Fac Proj (Univ Cmnty Hosp), Ser 2008A, 5.625%, 8–15–29	3,600	4,434
Hsng Fin Auth of Lee Cnty, FL, Sngl Fam Mtg Rev Bonds, Ser 1999A, Subser 2, 5.000%, 9–1–30	130	130
Miami-Dade Cnty, FL, GO Bonds (Bldg Better Cmnty Prog), Ser 2008B, 6.250%, 7–1–26	2,500	2,779
Miami-Dade Cnty, FL, Aviation Rev Bonds, Miami Intl Arpt (Hub of the Americas), Ser 2002, 5.750%, 10–1–16	2,000	2,081
Miami-Dade Cnty, FL, Aviation Rev Bonds, Miami Intl Arpt (Hub of the Americas), Ser 2009A, 5.500%, 10–1–36	2,500	2,510
Miami-Dade Cnty, FL, Aviation Rev Bonds, Ser 2010A, 5.500%, 10–1–41	2,500	2,500
Miami-Dade Cnty, FL, Aviation Rev Bonds, Ser 2010B, 5.000%, 10–1–23	1,500	1,568
Miami-Dade Cnty, FL, Water and Sewer Sys Rev Rfdg Bonds, Ser 2008B, 5.250%, 10–1–22	5,000	5,726
Miami-Dade Cnty, FL, Water and Sewer Sys Rev Rfdg Bonds, Ser 2008C, 6.000%, 10–1–23	2,500	2,928
Miami, FL, Spl Oblig Non-Ad Valorem Rev Rfdg Bonds, Ser 2002A, 5.500%, 9–1–13	2,460	2,564

Mid-Bay Bridge Auth, Springing Lien Rev Bonds, Ser 2011A, 7.250%, 10–1–34	3,000	3,056
Port St. Lucie, FL, Spl Assmt Rfdg Bonds (City Ctr Spl Assmt Dist), Ser 2008A, 6.500%, 7–1–35	2,500	2,764
St. Johns Cnty Indl Dev Auth, Rev Bonds (Presbyterian Ret Cmnty Proj), Ser 2010A, 5.875%, 8–1–40	3,500	3,241
South Lake Cnty Hosp Dist, Rev Bonds (South Lake Hosp, Inc.), Ser 2009A, 6.250%, 4–1–39	1,000	981
Volusia Cnty Edu Fac Auth, Edu Fac Rev Rfdg Bonds (Embry-Riddle Aeronautical Univ, Inc. Proj.) Ser 2011, 5.250%, 10–15–22 (B)	2,250	2,357

		62,745

Georgia – 2.8%
Atlanta Arpt Gen Rev Rfdg Bonds, Ser 2010C, 5.750%, 1–1–23	2,000	2,249
Atlanta Dev Auth Edu Fac, Rev Bonds (Panther Place, LLC Proj), Ser 2009A, 5.000%, 7–1–37	3,500	3,306
Atlanta, GA, Water and Wastewater Rev Bonds, Ser 2009B, 5.375%, 11–1–39	2,500	2,536
Hosp Auth of Cobb Cnty, GA, Rev Anticipation Rfdg and Impvt Cert, Ser 2003, 5.250%, 4–1–20	3,000	3,154
DeKalb Cnty, GA, Hosp Auth, Rev Anticipation Cert (DeKalb Med Ctr, Inc. Proj), Ser 2010, 6.125%, 9–1–40	1,500	1,459
Muni Elec Auth of GA, Proj One Spl Oblig Bonds, Fifth Crossover Ser: 6.400%, 1–1–13	5,300	5,549
Muni Elec Auth of GA, Proj One Sub Bonds, Ser 2008D, 6.000%, 1–1–23	2,100	2,359

		20,612

Guam – 0.5%
GU Intl Arpt Auth, Gen Rev Bonds, Ser 2003C, 5.375%, 10–1–20	3,305	3,345

Idaho – 0.6%
Boise City, ID, Arpt Rev Rfdg Bonds (Air Terminal Fac Proj), Ser 2011: 5.750%, 9–1–19	750	833
5.750%, 9–1–20	1,000	1,104
ID Hlth Fac Auth, Rev Bonds (St. Luke’s Hlth Sys Proj), Ser 2008A, 6.750%, 11–1–37	2,000	2,147

		4,084

Illinois – 2.3%
Belleville, IL, Tax Incr Rfdg Rev Bonds (Frank Scott Parkway Redev Proj), Ser 2007A, 5.700%, 5–1–36	1,500	1,215
Collateralized Sngl Fam Mtg Rev Bonds (Chicago), Ser 2002C, 5.600%, 10–1–34	620	625
IL Fin Auth, Rev and Rfdg Bonds (Roosevelt Univ Proj), Ser 2009, 6.500%, 4–1–39	2,500	2,564
IL Fin Auth, Rev Bonds, The Univ of Chicago, Ser 2008B, 5.750%, 7–1–33	2,500	2,700

IL Fin Auth, Rev Bonds (Rush Univ Med Ctr Oblig Group), Ser 2009A,
7.250%, 11–1–30	2,500	2,788
IL Fin Auth, Student Hsng Rev Bonds (CHF-DeKalb, L.L.C. – Northn IL Univ Proj), Ser 2011, 5.750%, 10–1–21	2,000	2,117
Metro Pier and Exposition Auth IL, McCormick Place Expansion Proj Rfdg Bonds, Ser 2010B-1, 0.000%, 6–15–43 (A)	2,000	256
Rgnl Trans Auth, Cook, DuPage, Kane, Lake, McHenry and Will Cnty, IL, GO Bonds, Ser 2002A, 6.000%, 7–1–24	3,080	3,583
Cmnty College Dist No. 525 (Joliet Jr College), GO Bonds (Alternate Rev Source), Ser 2008, 5.750%, 6–1–28	1,000	1,073

		16,921

Indiana – 2.2%
IN Hlth and Edu Fac Fin Auth, Hosp Rev Bonds (Cmnty Fndtn of NW IN Oblig Group), Ser 2007, 5.500%, 3–1–37	1,750	1,602
IN State Office Bldg Comsn, Capitol Complex Rev Bonds (Senate Avenue Prkg Fac), Ser 1990A, 7.400%, 7–1–15	4,775	5,499
IN State Office Bldg Comsn, Capitol Complex Rev Bonds (State Office Bldg I Fac), Ser 1990B, 7.400%, 7–1–15	8,000	9,213

		16,314

Iowa – 0.8%
Altoona, IA, Annual Appropriation Urban Renewal Tax Incr Rev Bonds, Ser 2008, 5.750%, 6–1–31	1,000	1,013
IA Higher Edu Loan Auth, Private College Fac Rev and Rfdg Bonds (Upper IA Univ Proj), Ser 2010, 6.000%, 9–1–39	2,145	2,189
IA Fin Auth, IA State Revolving Fund Rev Bonds, Ser 2008, 6.000%, 8–1–27	2,500	2,851

		6,053

Kansas – 1.8%
Arkansas City, KS Pub Bldg Comsn, Rev Bonds (South Cent KS Rgnl Med Ctr), Ser 2009, 7.000%, 9–1–38	2,000	2,122
Overland Park, KS, Trans Dev Dist, Sales Tax Rev Bonds (Oak Park Mall Proj), Ser 2010, 5.900%, 4–1–32	3,000	2,928
Sedgwick Cnty, KS and Shawnee Cnty, KS, Sngl Fam Mtg Rev Bonds (Mtg-Bkd Sec Prog), Ser 2002A-5, 5.550%, 12–1–33	1,395	1,465
Sedgwick Cnty, KS and Shawnee Cnty, KS, Sngl Fam Mtg Rev Bonds (Mtg-Bkd Sec Prog), Ser 2002B-4, 5.900%, 12–1–34	915	970
Sedgwick Cnty, KS and Shawnee Cnty, KS, Sngl Fam Mtg Rev Bonds (Mtg-Bkd Sec Prog), Ser 2003A-2, 5.650%, 6–1–35	830	869
Sedgwick Cnty, KS and Shawnee Cnty, KS, Sngl Fam Mtg Rev Bonds (Mtg-Bkd Sec Prog), Ser 2004A-4, 5.625%, 6–1–36	400	420

Unif Govt of Wyandotte Cnty/Kansas City, KS, Sales Tax Spl Oblig Rev Rfdg Bonds (Redev Proj Area B), 2nd Lien Ser of 2005,
5.000%, 12–1–20	2,490	2,516
Unif Govt of Wyandotte Cnty/Kansas City, KS, Sales Tax Spl Oblig (Redev Proj Area B – Major Multi-Sport Athletic Complex Proj), Ser 2010B, 0.000%, 6–1–21 (A)	2,500	1,430
Unif Govt of Wyandotte Cnty/Kansas City, KS, Trans Dev Dist Sales Tax Rev Bonds (NFM-Cabela’s Proj), Ser 2006, 5.000%, 12–1–27	655	615

		13,335

Kentucky – 1.3%
KY Econ Dev Fin Auth, Hosp Rev Bonds, Ser 2010A: 6.375%, 6–1–40	4,500	4,474
6.500%, 3–1–45	2,250	2,256
Ohio, KY, Pollutn Ctl Rfdg Rev Bonds (Big Rivers Elec Corp Proj), Ser 2010A, 6.000%, 7–15–31	2,500	2,543

		9,273

Louisiana – 1.7%
Jefferson Parish Hosp Dist No. 1, Parish of Jefferson, LA, Hosp Rev Bonds, Ser 1998B, 5.250%, 1–1–28	1,000	1,002
Lafayette Pub Trust Fin Auth, Rev Bonds (Ragin’ Cajun Fac, Inc. Hsng and Prkg Proj), Ser 2010, 5.250%, 10–1–20	2,040	2,272
LA Local Govt Envirnmt Fac and Cmnty Dev Auth, Rev Bonds (Shreveport Arpt Cargo Fac Proj), Ser 2008C, 7.000%, 1–1–33	1,000	1,065
LA Local Govt Envirnmt Fac and Cmnty Dev Auth, Hosp Rev Bonds (Women’s Hosp Fndtn Gulf Opp Zone Proj), Ser 2010B, 6.000%, 10–1–44	5,500	5,368
New Orleans Aviation Board, Rev Rfdg Bonds (Restructuring GARBs), Ser 2009A-1, 6.000%, 1–1–23	1,500	1,687
New Orleans Aviation Board, Gulf Opp Zone CFC Rev Bonds (Consolidated Rental Car Proj), Ser 2009A, 6.500%, 1–1–40	1,000	1,024

		12,418

Maine – 0.2%
ME Edu Loan Auth, Student Loan Rev Bonds (Supplemental Edu Loan Prog), Ser 2009A-3, 5.875%, 12–1–39	1,460	1,497

Maryland – 0.7%
MD Econ Dev Corp, Econ Dev Rev Bonds (Terminal Proj), Ser B, 5.750%, 6–1–35	1,750	1,708
MD Hlth and Higher Edu Fac Auth, Rev Bonds, Patterson Park Pub Charter Sch Issue, Ser 2010A, 6.000%, 7–1–40	1,500	1,318
MD Trans Auth, Arpt Prkg Rev Bonds (Baltimore/Washington Intl Arpt Proj), Ser 2002B, 5.375%, 3–1–15	2,000	2,057

		5,083

Massachusetts – 1.2%
MA Edu Fin Auth, Edu Loan Rev Bonds, Issue I, Ser 2009, 6.000%, 1–1–28	960	1,011
The Cmnwlth of MA, GO Bonds, Ser 2003D, 5.250%, 10–1–21	2,500	2,753

MA Dev Fin Agy, Rev Bonds, Foxborough Rgnl Charter Sch Issue, Ser 2010, 6.375%, 7–1–30	2,500	2,506
MA Hlth and Edu Fac Auth, Rev Rfdg Bonds, Suffolk Univ Issue, Ser 2009A, 5.750%, 7–1–39	1,615	1,567
MA Hlth and Edu Fac Auth, Rev Bonds, Springfield College Issue, Ser 2010, 5.625%, 10–15–40	1,000	958

		8,795

Michigan – 2.5%
Detroit, MI Sewage Disp Sys, Sr Lien Rev Rfdg Bonds (Modal Fixed Rate), Ser 2003(B), 7.500%, 7–1–33	2,000	2,305
Board of Regents of Eastn MI Univ, Gen Rev Rfdg Bonds, Ser 2002A, 5.800%, 6–1–13	1,530	1,665
Board of Trustees of Grand Vly, State Univ, Gen Rev Bonds, Ser 2009, 5.750%, 12–1–34	1,000	1,037
State Bldg Auth, Rev and Rev Rfdg Bonds (Fac Prog), Ser 2008I, 6.000%, 10–15–38	2,000	2,141
MI State Hosp Fin Auth, Hosp Rev and Rfdg Bonds (Henry Ford Hlth Sys), Ser 2009, 5.750%, 11–15–39	4,750	4,749
Royal Oak Hosp Fin Auth, Hosp Rev and Rfdg Bonds (William Beaumont Hosp Oblig Group), Ser 2009V, 8.000%, 9–1–29	3,950	4,560
Royal Oak Hosp Fin Auth, Hosp Rev and Rfdg Bonds (William Beaumont Hosp Oblig Group), Ser 2009W, 6.000%, 8–1–39	2,000	2,019

		18,476

Minnesota – 0.7%
Minneapolis, Hlth Care Sys Rev Bonds (Fairview Hlth Svcs), Ser 2008A, 6.750%, 11–15–32	1,000	1,087
Minneapolis-St. Paul Metro Arpt Comsn, Sub Arpt Rev Rfdg Bonds, Ser 2010D, 5.000%, 1–1–20	2,000	2,133
Hsng and Redev Auth of Saint Paul, MN, Hlth Care Fac Rev Bonds (Hlth Partners Oblig Group Proj), Ser 2006, 5.250%, 5–15–36	2,000	1,859

		5,079

Missouri – 3.2%
Belton, MO, Cert of Part, Ser 2008, 5.125%, 3–1–25	1,000	1,023
Belton, MO, Tax Incr Rev Bonds (Belton Town Centre Proj), Ser 2004, 6.250%, 3–1–24	2,265	2,131
Indl Dev Auth of Cape Girardeau Cnty, MO, Hlth Fac Rev Bonds (Saint Francis Med Ctr), Ser 2009A: 5.500%, 6–1–34	1,000	1,006
5.750%, 6–1–39	1,000	1,013
Indl Dev Auth of Grundy Cnty, MO, Hlth Fac Rev Bonds (Wright Mem Hosp), Ser 2009, 6.750%, 9–1–34	1,000	991
Indl Dev Auth of Kansas City, MO, Rev Bonds (Plaza Library Proj), Ser 2004, 5.900%, 3–1–24	2,300	2,298
Pub Water Supply Dist No. 1 of Lincoln Cnty, MO, Cert of Part, Ser 2009, 6.750%, 6–15–35	2,500	2,554
Hlth and Edu Fac Auth, Hlth Fac Rev Bonds (The Children’s Mercy Hosp), Ser 2009, 5.625%, 5–15–39	2,500	2,521

MO Dev Fin Board, Infra Fac Rev Bonds (Independence, MO - Events Ctr Proj), Ser 2009A, 6.625%, 4–1–33	2,000	2,079
MO Dev Fin Board, Infra Fac Rev Bonds (Independence, MO – Events Ctr Proj), Ser 2009F, 6.250%, 4–1–38	2,000	2,028
The Indl Dev Auth of Moberly, MO, Annual Appropriation Recovery Zone Fac Bonds (Proj Sugar), Ser 2010-C, 6.000%, 9–1–24	2,000	2,014
NW MO State Univ, Hsng Sys Rev Bonds, Ser 2003, 5.500%, 6–1–19	2,650	2,798
St. Louis, MO, Arpt Rev Rfdg Bonds (Lambert – St.Louis Intl Arpt), Ser 2003A, 5.250%, 7–1–18	1,000	1,044
St. Louis Muni Fin Corp, Compound Int Leasehold Rev Bonds (Convention Ctr Cap Impvt Proj), Ser 2010A, 0.000%, 7–15–36 (A)	2,250	429

		23,929

Nebraska – 0.1%
Hosp Auth No. 1 of Sarpy Cnty, NE, Hlth Fac Rev Bds (Immanuel Oblig Grp), Ser 2010, 5.625%, 1–1–40	1,000	998

Nevada – 0.9%
Las Vegas Redev Agy, NV, Tax Incr Rev Bonds, Ser 2009A, 8.000%, 6–15–30	3,000	3,389
Redev Agy of Mesquite, NV, Tax Incr Rev Bonds, Ser 2009, 7.375%, 6–1–24	1,000	1,024
NV Hsng Division, Sngl Fam Mtg Bonds, Ser 1998A-1 Mezzanine Bonds, 5.350%, 4–1–16	185	185
Overton Power Dist No. 5, Spl Oblig Rev Bonds, Ser 2008, 8.000%, 12–1–25	1,715	1,992

		6,590

New Hampshire – 1.0%
NH Hlth and Edu Fac Auth, FHA Insd Mtg Rev Bonds, LRGHlthcare Issue, Ser 2009, 7.000%, 4–1–38	2,250	2,554
NH Hlth and Edu Fac Auth, Hosp Rev Bonds, Catholic Med Ctr Issue, Ser 2002A: 6.125%, 7–1–32	2,000	2,116
Business Fin Auth, Rev Bonds, Elliot Hosp Oblig Group Issue, Ser 2009A, 6.125%, 10–1–39	1,500	1,495
NH Hsng Fin Auth, Sngl Fam Mtg Acquisition Rev Bonds, Ser 2006A, 5.650%, 1–1–36	990	1,036

		7,201

New Jersey – 3.9%
Casino Reinvestment Dev Auth, Hotel Room Fee Rev Bonds, Ser 2004, 5.250%, 1–1–23	1,350	1,351
Hudson Cnty Impvt Auth (Hudson Cnty, NJ) Fac Lease Rev Rfdg Bonds (Hudson Cnty Lease Proj), Ser 2010, 5.375%, 10–1–21	2,500	2,793
NJ Hlth Care Fac Fin Auth, Rev Bonds, Virtua Hlth Issue, Ser 2009A, 5.500%, 7–1–38	1,500	1,529
NJ Econ Dev Auth, Sch Fac Constr Bonds, Ser 2004I, 5.250%, 9–1–24	2,250	2,572

NJ Econ Dev Auth Rev Bonds (Provident Group-Montclair Ppty L.L.C. – Monclair St Univ Student Hsng Proj), Ser 2010A, 5.750%, 6–1–31	2,900	2,797
NJ Econ Dev Auth, Sch Fac Constr Rfdg Bonds, Ser 2011 EE, 5.250%, 9–1–24	2,545	2,665
NJ Edu Fac Auth, Rev Rfdg Bonds, Univ of Medicine and Dentistry of NJ Issue, Ser 2009B, 7.500%, 12–1–32	1,000	1,129
NJ Higher Edu Student Assistance Auth, Student Loan Rev Bonds, Ser 2011-1: 5.000%, 12–1–19 (B)	1,385	1,419
5.500%, 12–1–21 (B)	1,145	1,184
NJ Trans Trust Fund Auth, Trans Sys Bonds, Ser 2005B, 5.250%, 12–15–22	3,500	3,767
NJ Trans Trust Fund Auth, Trans Sys Bonds, Ser 2006A, 5.500%, 12–15–22	1,000	1,103
NJ Trans Trust Fund Auth, Trans Sys Bonds (Cap Apprec Bonds), Ser 2010A, 0.000%, 12–15–40 (A)	10,000	1,429
Newark, NJ GO Sch Purp Rfdg Bonds, Ser 2002, 5.375%, 12–15–13	2,000	2,132
Passaic Vly Sewerage Commissioners (NJ), Sewer Sys Bonds, Ser G, 5.750%, 12–1–21	2,500	2,784

		28,654

New Mexico – 0.7%
NM Mtg Fin Auth, Sngl Fam Mtg Prog Class I Bonds, Ser 2006D, 6.000%, 1–1–37	1,410	1,517
NM Mtg Fin Auth, Sngl Fam Mtg Prog Class I Bonds, Ser 2008D-2, 5.250%, 7–1–30	2,945	3,006
San Juan Cnty, NM, Gross Receipts Tax Rev Bonds, Sub Ser 2001B, 5.750%, 9–15–21	1,000	1,021

		5,544

New York – 5.2%
Long Island Power Auth, Elec Sys Gen Rev Bonds, Ser 2009A, 6.250%, 4–1–33	1,000	1,108
NYC, GO Bonds, Ser 2002C, 5.500%, 3–15–15	2,000	2,074
NYC, GO Bonds, Ser 2003J, 5.500%, 6–1–19	3,990	4,376
NYC, GO Bonds, Ser 2004D, 5.250%, 10–15–21	6,110	6,522
NYC, GO Bonds, Ser 2003A: 5.750%, 8–1–14	2,000	2,107
NYC Indl Dev Agy, Pilot Rev Bonds (Yankee Stadium Proj), Ser 2009A:
0.000%, 3–1–25 (A)	2,675	1,340
0.000%, 3–1–26 (A)	2,685	1,256
0.000%, 3–1–27 (A)	2,500	1,096
Dormitory Auth, City Univ Sys, Consolidated Fourth Gen Resolution Rev Bonds, Ser 2001A, 5.500%, 7–1–17	2,000	2,000
Port Auth of NY and NJ, Consolidated Bonds, One Hundred Twenty-Sixth Ser, 5.500%, 11–15–13	2,000	2,099
Port Auth of NY and NJ, Consolidated Bonds, One Hundred Twenty-Seventh Ser, 5.500%, 12–15–14	3,000	3,158
Port Auth of NY and NJ, Consolidated Bonds, One Hundred Fifty-Second Ser, 5.750%, 11–1–30	4,490	4,819

Suffolk Cnty Indl Dev Agy, Civic Fac Rev Bonds (The Southampton Hosp Assoc Civic Fac), Ser 1999A, 7.250%, 1–1–20	840	843
Suffolk Cnty Indl Dev Agy, Civic Fac Rev Bonds (The Southampton Hosp Assoc Civic Fac), Ser 1999B, 7.625%, 1–1–30	3,895	3,900
Tob Stlmt Fin Corp, Asset-Bkd Rev Bonds (State Contingency Contract Secured), Ser 2003B-1C, 5.500%, 6–1–21	2,000	2,101

		38,799

North Carolina – 1.2%
NC Eastn Muni Power Agy, Power Sys Rev Bonds, Ser 2003C, 5.500%, 1–1–14	3,000	3,303
NC Eastn Muni Power Agy, Power Sys Rev Bonds, Ser 2008C, 6.750%, 1–1–24	1,000	1,153
NC Med Care Comsn, Hlth Care Fac Rev Rfdg Bonds (Univ Hlth Sys of Eastn Carolina), Ser 2008E-2, 6.000%, 12–1–36	2,490	2,711
NC Tpk Auth, Triangle Expressway Sys Rev Bonds, Ser 2009A: 0.000%, 1–1–37 (A) 5.750%, 1–1–39	3,000 1,000	687 1,036

		8,890

Ohio – 1.9%
Cnty of Cuyahoga, OH, Rev Bonds (Cleveland Clinic Hlth Sys Oblig Group), Ser 2003A, 6.000%, 1–1–21	1,000	1,070
Greene Cnty Port Auth, Adult Svc Fac Rev Bonds (Greene, Inc. Proj), Ser 2009, 7.500%, 12–1–33	1,000	1,115
Cnty of Lorain, OH, Hosp Fac Rev Rfdg and Impvt Bonds (Catholic Hlthcare Partn), Ser 2001A, 5.625%, 10–1–17	1,000	1,019
OH Air Quality Dev Auth, Air Quality Rev Bonds (OH Vly Elec Corp Proj), Ser 2009E, 5.625%, 10–1–19	2,000	2,112
OH Air Quality Dev Auth, Envirnmt Impvt Rev Bonds (Buckeye Power, Inc. Proj), Ser 2010, 5.750%, 12–1–30	4,500	4,587
OH Hosp Rev Bonds (Cleveland Clinic Hlth Sys Oblig Group), Ser 2008A, 5.250%, 1–1–33	2,000	2,047
OH Hosp Fac Rev Bonds (Summa Hlth Sys 2010 Proj), 5.750%, 11–15–40	1,000	967
OH Hsng Fin Agy, Residential Mtg Rev Bonds (Mtg-Bkd Sec Prog), Ser 2008J, 6.200%, 9–1–33	1,225	1,274

		14,191

Oklahoma – 0.4%
Cleveland Cnty Justice Auth, Sales Tax Rev Bonds (Cleveland Cnty Detention Fac Proj), Ser 2009B, 5.750%, 3–1–29	1,500	1,570
OK Muni Power Auth, Power Supply Sys Rev Bonds, Ser 2008A, 5.875%, 1–1–28	1,000	1,095

		2,665

Oregon – 0.1%
The Port of Portland, Portland Intl Arpt, Rev Bonds, Subser 20C, 5.000%, 7–1–22	1,000	1,052

Pennsylvania – 6.2%
Butler Cnty Hosp Auth, Hosp Rev Bonds (Butler Hlth Sys Proj), Ser 2009B, 7.250%, 7–1–39	1,000	1,103
Dauphin Cnty Gen Auth, Hlth Sys Rev Bonds (Pinnacle Hlth Sys Proj), Ser 2009A: 6.000%, 6–1–29	2,000	2,009
6.000%, 6–1–36	3,000	3,005
Lycoming Cnty Auth, Hlth Sys Rev Bonds (Susquehanna Hlth Sys Proj), Ser 2009A, 5.750%, 7–1–39	3,500	3,288
PA Higher Edu Fac Auth (Cmnwlth of PA), Hlth Svc Rev Bonds (Allegheny Delaware Vly Oblig Group Proj), Ser A, 5.700%, 11–15–11	2,500	2,500
PA Indl Dev Auth, Econ Dev Rev Bonds, Ser 2002: 5.500%, 7–1–14	2,000	2,104
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2009C, 0.000%, 6–1–33 (A)	4,000	3,140
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2009D, 5.500%, 12–1–41	2,750	2,770
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2010 B-2, 0.000%, 12–1–28 (A)	8,500	6,872
Philadelphia, PA, GO Rfdg Bonds, Ser 2008A, 5.250%, 12–15–24	10,750	11,069
Philadelphia, PA, Arpt Rev Bonds, Ser 2010D, 5.250%, 6–15–22	5,000	5,184
PA Auth for Indl Dev, Rev Bonds (MaST Charter Sch Proj), Ser 2010, 6.000%, 8–1–35	750	737
Susquehanna Area Rgnl Arpt Auth, Arpt Sys Rev Bonds, Ser 2003A, 5.500%, 1–1–19	2,120	2,124

		45,905

Puerto Rico – 2.7%
Cmnwlth of PR, Pub Impvt Rfdg Bonds (GO Bonds), Ser 2004A, 5.250%, 7–1–21	5,740	5,786
Cmnwlth of PR, Pub Impvt Rfdg Bonds (GO Bonds), Ser 2007A, 5.500%, 7–1–21	1,250	1,307
PR Aqueduct and Sewer Auth, Rev Bonds, Ser A, 5.000%, 7–1–28	1,000	992
PR Elec Power Auth, Power Rev Bonds, Ser 2010XX, 5.750%, 7–1–36	4,500	4,582
PR Sales Tax Fin Corp, Sales Tax Rev Bonds, First Sub Ser 2009A, 0.000%, 8–1–32 (A)	5,000	4,159
PR Sales Tax Fin Corp, Sales Tax Rev Bonds, First Sub Ser 2010A, 0.000%, 8–1–33 (A)	4,500	3,066

		19,892

Rhode Island – 0.4%
RI Hlth and Edu Bldg Corp, Hosp Fin Rev Bonds, Lifespan Oblig Group Issue, Ser 2009A, 6.250%, 5–15–30	1,590	1,710
RI Student Loan Auth, Student Loan Prog Rev Bonds, Sr Ser 2009A, 6.250%, 12–1–27	1,500	1,563

		3,273

South Carolina – 0.5%
SC Jobs - Econ Dev Auth, Student Hsng Rev Bonds (Coastal Hsng Fndtn, LLC Proj), Ser 2009A, 6.500%, 4–1–42	4,015	3,988

South Dakota – 0.3%
SD Hlth and Edu Fac Auth (Huron Rgnl Med Ctr Issue), Rev Bonds, Ser 1994, 7.300%, 4–1–16	1,720	1,854

Tennessee – 1.6%
The Hlth and Edu Fac Board of Johnson City, TN, Hosp First Mtg Rev Bonds (Mountain States Hlth Alliance), Ser 2006A, 5.500%, 7–1–36	3,000	2,756
The Hlth and Edu Fac Board of Johnson City, TN, Hosp Rfdg Rev Bonds (Mountain States Hlth Alliance),Ser 2010A, 6.500%, 7–1–38	2,500	2,537
Memphis-Shelby Cnty Arpt Auth, Arpt Rfdg Rev Bonds, Ser 2010B, 5.750%, 7–1–25	750	785
Memphis-Shelby Cnty Arpt Auth, Arpt Rfdg Rev Bonds, Ser 2011A-1: 5.750%, 7–1–19	2,220	2,463
5.750%, 7–1–20	1,330	1,466
The Memphis and Shelby Cnty Sports Auth, Inc., Rev Bonds (Memphis Arena Proj), Ser 2002A, 5.500%, 11–1–13	2,000	2,134

		12,141

Texas – 12.7%
Arlington, TX, Spl Tax Rev Bonds, Ser 2008, 5.500%, 8–15–27	2,000	2,171
Bexar Cnty Hlth Fac Dev Corp, Rev Bonds (Army Ret Residence Fndtn Proj), Ser 2010, 6.200%, 7–1–45	3,000	3,014
Cap Area Cultural Ed Fac Fin Corp, Rev Bds (The Roman Catholic Diocese of Austin), Ser 2005B, 6.125%, 4–1–45	1,000	987
Cass Cnty Indl Dev Corp, Envirnmt Impvt, Rev Rfdg Bonds, Ser 2009A, 9.250%, 3–1–24	2,500	3,147
Dallas and Fort Worth, TX, Dallas/Fort Worth Intl Arpt, Joint Rev Impvt and Rfdg Bonds, Ser 2001A, 5.875%, 11–1–17	1,280	1,297
Dallas and Fort Worth, TX, Dallas/Fort Worth Intl Arpt, Joint Rev Bonds, Ser 2003A, 5.500%, 11–1–19	5,000	5,189
Dallas Independent Sch Dist (Dallas Cnty, TX) Unlimited Tax Sch Bldg Bonds, Ser 2008, 6.375%, 2–15–34	2,500	2,890
Frisco Independent Sch Dist (Collin and Denton Cnty, TX), Unlimited Tax Sch Bldg Bonds, Ser 2008A, 6.000%, 8–15–38	2,500	2,793
Goose Creek Consolidated Independent Sch Dist, Unlimited Tax Rfdg and Sch Bonds, Ser 2002, 5.750%, 2–15–17	980	1,013
Harris Cnty-Houston Sports Auth, Sr Lien Rev Bonds, Ser 2001G, 5.750%, 11–15–15	1,500	1,506
Harris Cnty Hlth Fac Dev Corp, Hosp Rev Rfdg Bonds (Mem Hermann Hlthcare Sys), Ser 2008B, 7.000%, 12–1–27	2,500	2,746

Harris Cnty Hlth Fac Dev Corp, Thermal Util Rev Bonds (Teco Proj), Ser 2008, 5.000%, 11–15–26	2,500	2,590
Hopkins Cnty Hosp Dist, Hosp Rev Bonds, Ser 2008: 5.750%, 2–15–28 6.000%, 2–15–33	1,000 500	900 447
Lancaster Independent Sch Dist (Dallas Cnty, TX), Unlimited Tax Sch Bldg Bonds, Ser 2004, 5.750%, 2–15–30	6,000	6,791
Lower Colorado River Auth, Rfdg Rev Bonds, Ser 2008A, 6.250%, 5–15–28	2,500	2,796
Lufkin Hlth Fac Dev Corp, Rev Rfdg and Impvt Bonds (Mem Hlth Sys of East TX), Ser 2009, 6.250%, 2–15–37	4,500	4,100
Mission Econ Dev Corp, Solid Waste Disp Rev Bonds (Dallas Clean Enrg McCommas Bluff, LLC Proj), Ser 2011, 5.625%, 12–1–17	5,000	5,030
North TX Twy Auth, Sys Rev Rfdg Bonds, Ser 2008D, 0.000%, 1–1–30 (A)	25,000	8,145
Pharr, TX Higher Edu Fin Auth, Edu Rev Bonds (Idea Pub Sch), Ser 2009A, 6.500%, 8–15–39	1,000	997
Tarrant Cnty Cultural Edu Fac Fin Corp, Ret Fac Rev Bonds (NW Sr Hsng Corp – Edgemere Proj), Ser 2006A, 6.000%, 11–15–36	4,000	3,715
Tarrant Cnty Cultural Edu Fac Fin Corp, Ret Fac Rev Bonds (Buckingham Sr Living Cmnty, Inc. Proj), Ser 2007, 5.750%, 11–15–37	3,000	2,643
TX Private Activity Bond Surface Trans Corp, Sr Lien Rev Bonds (North Tarrant Express Managed Lanes Proj), Ser 2009, 6.875%, 12–31–39	2,000	2,130
TX Private Activity Bond Surface Trans Corp, Sr Lien Rev Bonds (LBJ Infra Group LLC IH-635 Managed Lanes Proj), Ser 2010: 7.500%, 6–30–33	2,250	2,517
7.000%, 6–30–40	5,000	5,308
TX Pub Fin Auth, TX Southn Univ Rev Fin Sys Bonds, Ser 2011, 6.750%, 5–1–26	3,740	3,886
TX Tpk Auth, Cent TX Tpk Sys, First Tier Rev Bonds, Ser 2002A, 0.000%, 8–15–26 (A)	24,500	10,906
TX Pub Fin Auth Charter Sch Fin Corp, Edu Rev Bonds (Cosmos Fndtn, Inc.), Ser 2010A, 6.200%, 2–15–40	2,500	2,400
Trinity River Auth of TX (Tarrant Cnty Water Proj), Impvt Rev Bonds, Ser 2008, 5.750%, 2–1–26	1,500	1,671

		93,725

Vermont – 0.1%
VT Hsng Fin Agy, Sngl Fam Hsng Bonds, Ser 27, 5.500%, 11–1–37	1,045	1,063

Virgin Islands – 0.1%
VI Pub Fin Auth, Sub Rev Bonds (VI Matching Fund Loan Note – Diageo Proj), Ser 2009A, 6.750%, 10–1–37	1,000	1,045

Virginia – 1.5%
Isle of Wight Cnty, VA, GO Pub Impvt Bonds, Ser 2008B, 6.000%, 7–1–27	1,605	1,826
Indl Dev Auth of Roanoke, VA, Hosp Rev Bonds (Carilion Hlth Sys Oblig Group), Ser 2002A: 5.750%, 7–1–14 5.500%, 7–1–17	2,225 2,000	2,321 2,061
VA Hsng Dev Auth, Cmnwlth Mtg Bonds, Ser 2008E, 6.375%, 1–1–36	2,035	2,176
Indl Dev Auth of Washington Cnty, VA, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2009C, 7.500%, 7–1–29	2,500	2,774

		11,158

Washington – 3.2%
Pub Util Dist No. 1, Pend Oreille Cnty, WA, Box Canyon Production Sys Rev Bonds, Ser 2010, 5.750%, 1–1–41	2,250	2,303
Port of Seattle, Rev Bonds, Series 2001B, 5.625%, 4–1–16	1,000	1,009
Spokane Pub Fac Dist, Rgnl Proj, Spokane Pub Fac Dist, Hotel/Motel Tax and Sales/Use Tax Bonds, Ser 2003, 5.750%, 12–1–19	1,665	1,783
WA Hlth Care Fac Auth, Rev Bonds (Seattle Cancer Care Alliance), Ser 2008, 7.125%, 3–1–29	2,500	2,717
WA Hlth Care Fac Auth, Rev Bonds (Swedish Hlth Svcs), Ser 2009A, 6.500%, 11–15–33	1,500	1,556
WA Hlth Care Fac Auth, Rev Bonds (Cent WA Hlth Svcs Assoc), Ser 2009, 7.000%, 7–1–39	1,000	1,021
WA Hlth Care Fac Auth, Rev Bonds (Virginia Mason Med Ctrs), Ser 2007C, 5.500%, 8–15–36	2,910	2,601
WA Pub Power Supply Sys, Nuclear Proj No. 1, Rfdg Rev Bonds, Ser 1989B, 7.125%, 7–1–16	8,200	10,309

		23,299

West Virginia – 0.8%
Brooke Cnty, WV, Rev Bonds (Bethany College), Ser 2011A, 6.500%, 10–1–31	1,700	1,703
WV Infra GO Bonds, Ser 1999A, 0.000%, 11–1–13 (A)	4,000	3,890

		5,593

Wisconsin – 0.6%
WI Gen Fund Annual Appropriation Bonds, Ser 2009A, 5.750%, 5–1–33	1,000	1,081
WI Hlth and Edu Fac Auth, Rev Bonds (Pro Hlth Care, Inc. Oblig Group), Ser 2009, 6.625%, 2–15–39	2,000	2,119
WI Hlth and Edu Fac Auth, Rev Bonds (Aurora Hlth Care, Inc.), Ser 2010A, 5.625%, 4–15–39	1,500	1,460

		4,660

Wyoming – 0.2%
Hsng Auth of Cheyenne, Hsng Rev Bonds (Foxcrest II Proj), Ser 2004, 5.750%, 6–1–34	675	598
WY Muni Power Agy, Power Supply Sys Rev Bonds, Ser 2008A, 5.500%, 1–1–28	1,000	1,055

		1,653

TOTAL MUNICIPAL BONDS – 97.6%		$721,540
(Cost: $687,686)

SHORT-TERM SECURITIES
Commercial Paper – 0.3%
St. Jude Medical, Inc., 0.000%, 7–1–11 (C)	2,323	2,323

Municipal Obligations – 1.8%
Cert of Part, Denver Pub Sch, Var Rate Rfdg Ser 2011A-3, 0.130%, 7–15–11 (D)	2,000	2,000
Elmurst, IL, Adj Demand Rev Bonds, Joint Comsn on Accrediation of Hlthcare Org, Ser 1988 (JPMorgan Chase Bank, N.A.), 0.090%, 7–7–11 (D)	1,290	1,290
Exempla Gen Impvt Dist of Lafayette, CO, Spl Impvt Dist No. 02-01, Spl Assmt Rev Rfdg and Impvt Bonds, Ser 2002 (Wells Fargo Bank, N.A.), 0.080%, 7–7–11 (D)	500	500
Los Angeles, CA, Wastewater Sys Sub Rev Bonds, Var Rate Rfdg, Ser 2008-G (Bank of America, N.A.), 0.070%, 7–1–11 (D)	5,750	5,750
Uinta Cnty, WY, Pollutn Ctl Rfdg Rev Bds (Chevron U.S.A. Inc. Proj), Ser 1992 (Chevron Corporation), 0.040%, 7–1–11 (D)	3,500	3,500

		13,040

TOTAL SHORT-TERM SECURITIES – 2.1%		$15,363
(Cost: $15,363)

TOTAL INVESTMENT SECURITIES – 99.7%		$736,903
(Cost: $703,049)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.3%		2,558

NET ASSETS – 100.0%		$739,461

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Municipal Bonds	$—	$721,540	$—
Short-Term Securities	—	15,363	—
Total	$—	$736,903	$—

There were no significant transfers between Levels 1 and 2 during the period ended June 30, 2011.

(A)	Zero coupon bond.

(B)	Purchased on a when-issued basis with settlement subsequent to June 30, 2011.

(C)	Rate shown is the yield to maturity at June 30, 2011.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2011. Date shown represents the date that the variable rate resets.

For Federal income tax purposes, cost of investments owned at June 30, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$703,992
Gross unrealized appreciation	39,381
Gross unrealized depreciation	(6,470)
Net unrealized appreciation	$32,911

SCHEDULE OF INVESTMENTS Municipal High Income Fund (in thousands)	JUNE 30, 2011 (UNAUDITED)

MUNICIPAL BONDS	Principal	Value

Alabama – 0.2%
Butler Cnty Indl Dev Auth, Envirnmtal Impvt Rev Bonds, 2008 Ser A,
7.000%, 9–1–32	$1,000	$1,067

Arizona – 3.1%
AZ Hlth Fac Auth, Rev Bonds (Banner Hlth), Ser 2007B,
1.014%, 1–1–37 (A)	10,000	7,067
Indl Dev Auth of Mohave Cnty, Correctional Fac Contract Rev Bonds (Mohave Prison, LLC Expansion Proj), Ser 2008,
8.000%, 5–1–25	7,500	8,272
The Indl Dev Auth of Pima, Edu Rev Bonds (Noah Webster Basic Sch Proj), Ser 2004A,
6.125%, 12–15–34	1,500	1,377
The Indl Dev Auth of Tucson, Edu Rev Bonds (Agribusiness and Equine Ctr Proj), Ser 2004A,
6.125%, 9–1–34	1,380	1,205
Indl Dev Auth of Yavapai, Edu Rev Bonds, AZ Agribusiness and Equine Ctr, Inc. Proj, Ser 2011,
7.875%, 3–1–42	2,000	2,052

		19,973

Arkansas – 0.2%
Pub Fac Brd of Benton Cnty, AR, Charter Sch Lease Rev Bonds (BCCSO Proj), Ser 2010A,
6.000%, 6–1–40	1,000	982

California – 6.6%
Adelanto Pub Auth, Fixed Rate Rfdg Rev Bonds (Util Sys Proj), Ser 2009A,
6.750%, 7–1–39	5,400	5,374
CA Muni Fin Auth, Edu Fac Rev Bonds (King/Chavez Academies Proj), Ser 2009A,
8.750%, 10–1–39	4,000	4,458
CA Muni Fin Auth, Edu Fac Rev Bonds (American Heritage Edu Fndtn Proj), Ser 2006A,
5.250%, 6–1–36	1,000	762
CA Various Purp GO Bonds,
6.000%, 11–1–39	1,000	1,065
CA Statewide Cmnty Dev Auth, Rev Bonds (Methodist Hosp of Southn CA Proj), Ser 2009,
6.625%, 8–1–29	2,500	2,895
CA Statewide Cmnty Dev Auth, Rev Bonds (Southn CA Presbyterian Homes), Ser 2009,
7.000%, 11–15–29	1,350	1,415
CA Statewide Cmnty Dev Auth, Sch Fac Rev Bonds (Aspire Pub Sch), Ser 2010:
6.000%, 7–1–40	2,000	1,814
6.350%, 7–1–46	1,750	1,648
Golden State Tob Securitization Corp, Tob Stlmt Asset-Bk Bonds, Ser 2007A-1,
5.125%, 6–1–47	5,000	3,294

Redev Agy of Hollister, Cmnty Dev Proj Tax Alloc Bonds (Cnty of San Benito, CA), Ser 2009:
6.750%, 10–1–24	380	405
6.500%, 10–1–26	380	392
6.625%, 10–1–27	330	342
6.750%, 10–1–28	430	447
6.750%, 10–1–29	400	414
7.000%, 10–1–32	1,000	1,049
Lompoc Redev Agy (Santa Barbara Cnty, CA), Old Town Lompoc Redev Proj, Tax Alloc Bonds, Ser 2010,
6.000%, 9–1–39	2,540	2,304
Cert of Part, Oro Grande Elem Sch Dist, Ser 2010,
6.125%, 9–15–40	5,000	4,949
Palomar Pomerado Hlth, San Diego Cnty, CA, Cert of Part:
6.625%, 11–1–29	1,800	1,818
6.750%, 11–1–39	900	899
Cmnty Fac Dist No. 15 (Mission Ranch) of Riverside Unif Sch Dist, Spl Tax Bonds (Impvt Area No. 3), Ser 2009A,
6.750%, 9–1–39	1,000	1,001
Redev Agy for Riverside, Interstate 215 Corridor Redev Proj Area, 2010 Tax Alloc Bonds, Ser E,
6.500%, 10–1–40	2,500	2,505
Redev Agy of San Buenaventura, Merged San Buenaventura Redev Proj, 2008 Tax Alloc Bonds:
7.750%, 8–1–28	1,000	1,092
8.000%, 8–1–38	1,400	1,535

		41,877

Colorado – 9.3%
Arkansas River Pwr Auth, CO, Pwr Rev Impvt Bonds, Ser 2006,
5.250%, 10–1–40	2,000	1,754
Arkansas River Pwr Auth, CO, Pwr Rev Impvt Bonds, Ser 2008,
6.000%, 10–1–40	5,000	4,892
CO Edu and Cultural Fac Auth, Independent Sch Rev Rfdg Bonds (Vail Mountain Sch Proj), Ser 2010,
6.125%, 5–1–40	5,975	5,692
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (The Classical Academy Proj), Ser 2008B,
8.000%, 12–1–38	1,190	1,329
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (The Classical Academy Proj), Ser 2008A,
7.400%, 12–1–38	2,700	3,059
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (Twin Peaks Charter Academy Proj), Ser 2008,
7.000%, 11–15–38	4,000	4,364
CO Hlth Fac Auth, Rev Bonds (Christian Living Cmnty Proj), Ser 2006A,
5.750%, 1–1–37	3,000	2,628
CO Hlth Fac Auth, Rev Bonds (Christian Living Cmnty – Clermont Park Proj), Ser 2009A,
8.250%, 1–1–24	875	927

CO Hlth Fac Auth (Christian Living Cmnty – Clermont Park Proj), Rev Bonds, Ser 2009A,
9.000%, 1–1–34	750	800
Kremmling Mem Hosp Dist Proj, Ser 2010,
7.125%, 12–1–45	5,000	4,841
Lincoln Park Metro Dist, Douglas Cnty, CO, GO Rfdg and Impvt Bonds, Ser 2008,
6.200%, 12–1–37	4,000	3,893
North Range Metro Dist No. 2, Adams Cnty, CO, Ltd Tax GO Bonds, Ser 2007,
5.500%, 12–15–37	7,300	5,827
Pine Bluffs Metro Dist, Douglas Cnty CO, GO Ltd Tax Bonds, Ser 2004,
4.713%, 12–1–24 (B)	3,325	1,663
Red Sky Ranch Metro Dist, Eagle Cnty, CO, GO Bonds, Ser 2003,
6.050%, 12–1–33	1,245	1,227
Rgnl Trans Dist, Private Activity Bonds (Denver Transit Partn Eagle P3 Proj), Ser 2010,
6.500%, 1–15–30	3,000	3,144
Sorrel Ranch Metro Dist, Arapahoe Cnty, CO, GO Ltd Tax Bonds, Ser 2006,
5.750%, 12–1–36	2,096	1,787
Tallgrass Metro Dist, Arapahoe Cnty, CO, GO Ltd Tax Rfdg and Impvt Bonds, Ser 2007,
5.250%, 12–1–37	4,473	3,604
Tallyn’s Reach Metro Dist No. 3, Ltd Tax GO Bonds, Ser 2004,
6.750%, 12–1–33	1,585	1,626
Valagua Metro Dist, Eagle Cnty, CO, GO Ltd Tax Bonds, Ser 2008,
7.750%, 12–1–37	3,000	2,507
Wildgrass Metro Dist, Broomfield Cnty, CO, GO Ltd Tax Rfdg Bonds, Ser 2007,
6.200%, 12–1–34	3,500	3,217

		58,781

Connecticut – 0.8%
Harbor Point Infrastructure Impvt Dist (Harbor Point Proj), Spl Oblig Rev Bonds, Ser 2010A,
7.875%, 4–1–39	4,500	4,841

Florida – 2.4%
Brevard Cnty, FL, Indl Dev Rev Bonds (TUFF FL Tech Proj), Ser 2009:
6.500%, 11–1–29	2,250	2,271
6.750%, 11–1–39	2,250	2,286
FL Dev Fin Corp, Rev Bonds (Sculptor Charter Sch Proj), Ser 2008A,
7.250%, 10–1–38	2,000	2,045
FL Dev Fin Corp, Edu Fac Rev Bonds (Renaissance Charter Sch, Inc. Proj), Ser 2010A,
6.000%, 9–15–40	6,000	5,291
Hillsborough Cnty Indl Dev Auth, Indl Dev Rev Bonds, Hlth Fac Proj (Univ Cmnty Hosp), Ser 2008B,
8.000%, 8–15–32	2,300	3,178

		15,071

Georgia – 0.8%
Dev Auth of Clayton Cnty, GA, Spl Fac Rev Bonds (Delta Air Lines, Inc. Proj), Ser 2009A,
8.750%, 6–1–29	1,000	1,133
DeKalb Cnty, GA, Hosp Auth, Rev Anticipation Cert (DeKalb Med Ctr, Inc. Proj), Ser 2010,
6.125%, 9–1–40	2,000	1,946
Savannah Econ Dev Auth, First Mtg Rev Bonds (The Marshes of Skidaway Island Proj), Ser 2003A:
7.400%, 1–1–24	660	636
7.400%, 1–1–34	1,725	1,616

		5,331

Guam – 0.9%
Govt of GU, GO Bonds, Ser 1993A,
5.400%, 11–15–18	2,735	2,733
Govt of GU, GO Bonds, Ser 2009A,
7.000%, 11–15–39	2,700	2,788

		5,521

Hawaii – 0.2%
Dept of Budget and Fin of HI, Spl Purp Sr Living Rev Bonds (15 Craigside Proj), Ser 2009A:
8.750%, 11–15–29	400	455
9.000%, 11–15–44	1,000	1,126

		1,581

Illinois – 6.8%
Belleville, IL, Tax Incr Rfdg Rev Bonds (Frank Scott Parkway Redev Proj), Ser 2007A:
5.000%, 5–1–26	3,000	2,412
5.700%, 5–1–36	2,500	2,025
Chicago Recovery Zone Fac Rev Bonds (Asphalt Operating Svc of Chicago Proj), Ser 2010,
6.125%, 12–1–18	2,500	2,512
Fairview Heights, IL, Tax Incr Rfdg Rev Bonds (Shoppes at St. Clair Square Redev Proj), Ser 2009A,
8.000%, 12–1–28	3,035	3,104
IL Fin Auth, Rev Bonds (Rush Univ Med Ctr Oblig Group), Ser 2009A,
7.250%, 11–1–38	2,500	2,715
IL Fin Auth, Rev Bonds (Silver Cross Hosp and Med Ctrs), Ser 2009,
7.000%, 8–15–44	5,000	5,136
IL Fin Auth, Rev Bonds (Rush Univ Med Ctr Oblig Group), Ser 2009C,
6.625%, 11–1–39	2,750	2,885
IL Hlth Fac Auth (Villa St. Benedict Proj), Ser 2003A-1,
6.900%, 11–15–33 (B)	2,600	806
Vlg of Matteson, Cook Cnty, IL, GO Cap Apprec Debt Cert, Ser 2010,
0.000%, 12–1–29 (C)	7,385	5,500
Vlg of Riverdale Cook Cnty, IL, Unlimited Tax GO Bonds, Ser 2011,
8.000%, 10–1–36	2,500	2,512
SW IL Dev Auth, Sr Care Fac Rev Bonds (Eden Ret Ctr, Inc. Proj), Ser 2006,
5.850%, 12–1–36	2,675	1,885
SW IL Dev Auth, Local Govt Prog Rev Bonds (Collinsville Ltd Incr Sales Tax Proj), Ser 2007,
5.350%, 3–1–31	1,250	909
SW IL Dev Auth, Local Govt Prog Rev Bonds (Granite City Proj), Ser 2008,
7.000%, 12–1–22	4,000	4,029
SW IL Dev Auth, Local Govt Prog Rev Bonds (Granite City Proj), Ser 2009,
8.000%, 1–15–22	1,380	1,429
Springfield, Sangamon Cnty, IL, Spl Svc Area (Legacy Pointe), Tax Bonds, Ser 2009,
7.875%, 3–1–32	3,500	3,544
Springfield, Sangamon Cnty, IL, Spl Svc Area (Legacy Pointe), Ad Valorem Tax Bonds, Ser 2010,
7.500%, 3–1–32	2,000	1,963

		43,366

Indiana – 2.5%
Hammond IN, Redev Dist Rev Bonds (Marina Area Proj), Ser 2008,
6.000%, 1–15–17	2,000	2,036

Hendricks Cnty, IN Redev Dist, Tax Incr Rev Rfdg Bonds, Ser 2010B,
6.450%, 1–1–23	1,410	1,450
IN Fin Auth, Edu Fac Rev Bonds (Irvington Cmnty Sch Proj), Ser 2009A,
9.000%, 7–1–39	1,500	1,719
Lake Station 2008 Bldg Corp, Lake Station, IN, First Mtg Bonds, Ser 2010,
6.000%, 7–15–27	2,000	2,075
Westfield Redev Dist, Tax Incr Rev Bonds of 2009,
6.500%, 2–1–30	2,000	2,008
Whitestown, IN, Econ Dev Tax Incr Rev Bonds (Perry Indl Park and Whitestown Crossing Proj), Ser 2010A,
7.000%, 2–1–30	4,000	3,917
Whiting, IN, Redev Dist Tax Incr Rev Bonds of 2010 (Lakefront Dev Proj),
6.750%, 1–15–32	3,000	2,915

		16,120

Iowa – 1.8%
Cedar Rapids, IA, First Mtg Rev Bonds (Cottage Grove Place Proj), Ser 1998-A,
5.875%, 7–1–28	5,000	3,223
Cedar Rapids, IA, First Mtg Rev Bonds (Cottage Grove Place Proj), Ser 2004,
6.500%, 7–1–33	4,295	2,692
Coralville, IA (Coralville Marriott Hotel and Convention Ctr), Cert of Part in Base Lease Payments, Ser 2006D,
5.250%, 6–1–26	1,200	1,218
IA Fin Auth, Ret Cmnty Rev Bonds (Edgewater LLC Proj), Ser 2007A,
6.750%, 11–15–37	4,500	4,091

		11,224

Kansas – 3.4%
Arkansas City, KS Pub Bldg Comsn, Rev Bonds (South Cent KS Rgnl Med Ctr), Ser 2009,
7.000%, 9–1–38	3,000	3,183
Atchison, KS, Hosp Rev Bonds (Atchison Hosp Assoc), Ser 2008A,
6.750%, 9–1–30	2,920	2,674
Lawrence, KS (The Bowersock Mills & Power Co Hydroelec Proj) Indl Rev Bonds (Recovery Zone Fac Bonds), Ser 2010A,
7.625%, 8–1–37	3,500	3,500
Lenexa, KS, Spl Oblig Tax Incr Rev Bonds (City Ctr East Proj I), Ser 2007,
6.000%, 4–1–27 (B)	4,920	3,463
Olathe, KS, Sr Living Fac Rev Bonds (Catholic Care Campus, Inc.), Ser 2006A,
6.000%, 11–15–38	3,750	3,231
Olathe, KS, Spl Oblig Tax Incr Rev Bonds (West VlgCtr Proj), Ser 2007,
5.450%, 9–1–22	1,655	1,085
Olathe, KS, Spl Oblig Tax Incr Rev Bonds (West Vlg Ctr Proj), Ser 2007,
5.500%, 9–1–26	1,000	645
Olathe, KS, Trans Dev Dist Sales Tax Rev Bonds (The Olathe Gateway TDD No. 1a Proj), Ser 2006:
5.000%, 12–1–16 (B)	1,325	596
5.000%, 12–1–28 (B)	1,850	833
Cert of Part in Rental Payments for Spring Hill Golf Corp, Ser 1998A:
5.750%, 1–15–06 (B)	75	11
6.250%, 1–15–13 (B)	270	41
6.375%, 1–15–20 (B)	325	49
6.500%, 1–15–28 (B)	4,470	670
Wilson Cnty, KS, Hosp Rev Bonds, Ser 2006,
6.200%, 9–1–26	1,000	924

Unif Govt of Wyandotte Cnty/Kansas City, KS, Sales Tax Spl Oblig (Redev Proj Area B-Major Multi-Sport Athletic Complex Proj), Ser 2010B,
0.000%, 6–1–21 (C)	1,000	572

		21,477

Kentucky – 0.7%
KY Econ Dev Fin Auth, Hosp Rev Bonds, Ser 2010A:
6.375%, 6–1–40	2,000	1,988
6.500%, 3–1–45	2,500	2,507

		4,495

Louisiana – 0.9%
LA Local Govt Envirnmt Fac and Cmnty Dev Auth, Rev Bonds (Shreveport Arpt Cargo Fac Proj), Ser 2008C,
7.000%, 1–1–33	1,000	1,065
New Orleans Aviation Board, Gulf Opp Zone CFC Rev Bonds (Consolidated Rental Car Proj), Ser 2009A,
6.500%, 1–1–40	4,600	4,712

		5,777

Maryland – 0.7%
MD Econ Dev Corp, Econ Dev Rev Bonds (Terminal Proj), Ser B,
5.750%, 6–1–35	1,250	1,220
MD Econ Dev Corp, Port Fac Rfdg Rev Bonds (CNX Marine Terminals Inc. Port of Baltimore Fac), Ser 2010,
5.750%, 9–1–25	3,000	2,954

		4,174

Massachusetts – 1.4%
MA Dev Fin Agy, Sr Living Fac Rev Bonds (The Groves in Lincoln Issue), Ser 2009A,
7.875%, 6–1–44	1,100	1,112
MA Dev Fin Agy, Sr Living Fac Rev Bonds (The Groves in Lincoln Issue), Ser 2009C-2,
6.250%, 6–1–14	1,105	1,102
MA Dev Fin Agy, Rev Bonds, Foxborough Rgnl Charter Sch Issue, Ser 2010,
7.000%, 7–1–42	4,000	4,086
MA Indl Fin Agy, Res Recovery Rev Rfdg Bonds (Ogden Haverhill Proj), Ser 1998A,
5.600%, 12–1–19	2,500	2,505

		8,805

Michigan – 5.1%
The Econ Dev Corp of Dearborn, MI, Ltd Oblig Rev and Rfdg Rev Bonds (Henry Ford Vlg, Inc. Proj), Ser 2008:
6.000%, 11–15–18	1,090	1,065
7.000%, 11–15–38	2,250	2,028
Detroit, MI Sewage Disp Sys, Sr Lien Rev Rfdg Bonds (Modal Fixed Rate), Ser 2001(C-1),
7.000%, 7–1–27	3,000	3,391
Detroit, MI Sewage Disp Sys, Sr Lien Rev Rfdg Bonds (Modal Fixed Rate), Ser 2003(B),
7.500%, 7–1–33	3,500	4,033
Flint Hosp Bldg Auth, Bldg Auth Rev Rental Bonds (Hurley Med Ctr), Ser 2010:
7.375%, 7–1–35	1,650	1,671
7.500%, 7–1–39	1,500	1,510
Garden City Hosp Fin Auth, Hosp Rev and Rfdg Bonds (Garden City Hosp Oblig Group), Ser 2007A,
4.875%, 8–15–27	500	386

Garden City Hosp Fin Auth, Hosp Rev and Rfdg Bonds (Garden City Hosp Oblig Group), Ser 1998A,
5.750%, 9–1–17	1,500	1,496
Kent Hosp Fin Auth Rev Bonds (Metro Hosp Proj), Ser 2005A,
6.250%, 7–1–40	2,000	1,857
MI Fin Auth, Pub Sch Academy Ltd Oblig Rev Bonds (Old Redford Academy Proj), Ser 2010A,
6.500%, 12–1–40	3,000	2,691
MI Fin Auth, Sr Edu Fac Rev Bonds (St. Catherine of Siena Academy Proj), Ser 2010A,
8.500%, 10–1–45	2,000	2,125
MI Pub Edu Fac Auth, Ltd Oblig Rev Bonds (MI Technical Academy Proj), Ser 2006:
6.375%, 2–1–26	1,000	933
6.500%, 2–1–36	1,000	897
Royal Oak Hosp Fin Auth, Hosp Rev and Rfdg Bonds (William Beaumont Hosp Oblig Group), Ser 2009V,
8.250%, 9–1–39	7,000	8,049

		32,132

Missouri – 12.8%
Arnold, MO, Real Ppty Tax Incr Rev Bonds (Arnold Triangle Redev Proj), Ser 2009A,
7.750%, 5–1–28	3,295	3,506
Arnold, MO, Sales Tax Incr Rev Bonds (Arnold Triangle Redev Proj), Ser 2009B,
8.000%, 5–1–28	2,000	2,048
Ballwin, MO, Tax Incr Rfdg and Impvt Rev Bonds (Ballwin Town Ctr Redev Proj), Ser 2002A,
6.250%, 10–1–17	2,200	2,125
The Indl Dev Auth of Branson, MO, Tax Incr Rev Bonds (Branson Shoppes Redev Proj), Ser 2006A,
5.950%, 11–1–29	2,900	2,446
The Indl Dev Auth of Bridgeton, MO, Sales Tax Rev Bonds (Hilltop Cmnty Impvt Dist Proj), Ser 2008A,
5.875%, 11–1–35	2,500	1,812
Broadway-Fairview Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A:
5.875%, 12–1–31	675	501
6.125%, 12–1–36	675	501
Chillicothe, MO, Tax Incr Rev Bonds (South U.S. 65 Proj), Ser 2006:
5.625%, 4–1–24	860	724
5.625%, 4–1–27	1,500	1,215
Crossings Cmnty Impvt Dist, Rev Bonds (Wildwood, MO), Ser 2006,
5.000%, 3–1–26	2,000	1,787
The Elm Point Commons Cmnty Impvt Dist (St. Charles, MO), Spl Assmt Bonds, Ser 2007,
5.750%, 3–1–27	1,680	1,481
The Indl Dev Auth of Grandview, MO, Tax Incr Rev Bonds (Grandview Crossing Proj 1), Ser 2006,
5.750%, 12–1–28 (B)	1,000	260
Grindstone Plaza Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A:
5.250%, 10–1–21	500	412
5.400%, 10–1–26	760	583
5.500%, 10–1–31	1,500	1,102
5.550%, 10–1–36	400	286
Jennings, MO, Tax Incr and Cmnty Impvt Rfdg Rev Bonds (Northland Redev Area Proj), Ser 2006,
5.000%, 11–1–23	2,600	2,285

The Indl Dev Auth of Kansas City, MO, Hlth Care Fac First Mtg Rev Bonds (The Bishop Spencer Place Proj), Ser 1994:
6.250%, 1–1–24	5,000	4,815
6.500%, 1–1–35	3,000	2,751
Indl Dev Auth of Kansas City, MO, Rev Bonds (Plaza Library Proj), Ser 2004,
5.900%, 3–1–24	2,500	2,498
The Indl Dev Auth of Kirkwood, MO, Ret Cmnty Rev Bonds (Aberdeen Heights Proj), Ser 2010C-2,
7.000%, 11–15–15	2,500	2,515
Lakeside 370 Levee Dist (St. Charles Cnty, MO), Levee Dist Impvt Bonds, Ser 2008,
7.000%, 4–1–28	5,700	5,277
The Indl Dev Auth of Lee’s Summit, MO, Infra Fac Rev Bonds (Kensington Farms Impvt Proj), Ser 2007,
5.750%, 3–1–29	1,185	953
The Indl Dev Auth of Lee’s Summit, MO, Sr Living Fac Rev Bonds (John Knox Vlg Oblig Group), Ser 2007A,
5.125%, 8–15–32	2,000	1,768
Liberty, MO, Tax Incr Rev Bonds (Liberty Triangle Proj), Ser 2004,
5.750%, 9–1–24	650	572
M150 and 135th Street Trans Dev Dist, Trans Sales Tax Rev Bonds (State Line Station Proj-Kansas City), Ser 2004,
6.000%, 10–1–34	2,700	2,515
Manchester, MO, Tax Increment and Trans Rfdg Rev Bonds (Highway 141/Manchester Road Proj), Ser 2010,
6.875%, 11–1–39	5,000	5,048
Hlth and Edu Fac Auth of MO, Edu Fac Rfdg Rev Bonds, Rockhurst Univ, Ser 2011A:
6.500%, 10–1–30	1,500	1,522
6.500%, 10–1–35	1,000	1,011
MO Dev Fin Board, Infra Fac Rev Bonds (Branson Landing Proj), Ser 2004A:
5.500%, 12–1–24	2,000	2,028
5.625%, 12–1–28	1,000	1,009
MO Dev Fin Board, Infra Fac Rev Bonds (Branson Landing Proj), Ser 2005A,
6.000%, 6–1–20	1,000	1,110
MO Dev Fin Board, Research Fac Rev Bonds (Midwest Research Institute Proj), Ser 2007,
4.500%, 11–1–27	3,500	3,095
The Indl Dev Auth of Moberly, MO, Annual Appropriation Recovery Zone Fac Bonds (Proj Sugar), Ser 2010-C,
6.000%, 9–1–24	4,000	4,028
The Indl Dev Auth of Platte Cnty, MO, Trans Rev Bonds (Zona Rosa Phase II Retail Proj), Ser 2007,
6.850%, 4–1–29	3,000	2,832
The Indl Dev Auth of St. Joseph, MO, Hlthcare Rev Bonds (Living Cmnty of St. Joseph Proj), Ser 2002,
7.000%, 8–15–32	4,000	3,659
The Indl Dev Auth of St. Louis, MO, Tax Incr and Cmnty Impvt Dist Rfdg Rev Bonds (Loughborough Commons Redev Proj), Ser 2007,
5.750%, 11–1–27	1,500	1,355
St. Louis Muni Fin Corp, Compound Int Leasehold Rev Bonds (Convention Ctr Cap Impvt Proj), Ser 2010A:
0.000%, 7–15–36 (C)	1,500	286
0.000%, 7–15–37 (C)	2,500	446
Land Clearance for Redev Auth of St. Louis, Recovery Zone Fac Bonds (Kiel Opera House Proj), Ser 2010B,
7.000%, 9–1–35	3,000	2,918

Stone Canyon Cmnty Impvt Dist, Independence, MO, Rev Bonds (Pub Infra Impvt Proj), Ser 2007,
5.750%, 4–1–27	1,250	940
Univ Place Trans Dev Dist (St. Louis Cnty, MO), Sub Trans Sales Tax and Spl Assmt Rev Bonds, Ser 2009,
7.500%, 4–1–32	3,000	3,302

		81,327

Nevada – 2.3%
Clark Cnty, NV, Spl Impvt Dist No. 142 (Mountain’s Edge), Local Impvt Bonds, Ser 2003:
5.800%, 8–1–15	1,860	1,917
6.100%, 8–1–18	1,395	1,437
6.375%, 8–1–23	2,370	2,387
Las Vegas Redev Agy, NV, Tax Incr Rev Bonds, Ser 2009A,
8.000%, 6–15–30	5,000	5,648
Overton Power Dist No. 5 (NV), Spl Oblig Rev Bonds, Ser 2008,
8.000%, 12–1–38	3,000	3,420

		14,809

New Hampshire – 0.0%
Lisbon Regional Sch Dist, NH, GO Cap Apprec Sch Bonds,
0.000%, 2–1–13 (C)	210	210

New Jersey – 1.7%
NJ Econ Dev Auth, Spl Fac Rev Bonds (Continental Airlines, Inc. Proj), Ser 1999,
6.250%, 9–15–19	5,665	5,610
NJ Edu Fac Auth, Rev Rfdg Bonds, Univ of Medicine and Dentistry of NJ Issue, Ser 2009B,
7.500%, 12–1–32	2,500	2,824
Tob Stlmt Fin Corp, Tob Stlmt Asset-Bkd Bonds, Ser 2007-1A,
5.000%, 6–1–41	3,760	2,573

		11,007

New York – 3.4%
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2007A,
6.700%, 1–1–43	5,000	4,738
NYC Indl Dev Agy, Spl Fac Rev Bonds (American Airlines, Inc. JFK Intl Arpt Proj), Ser 2005:
7.500%, 8–1–16	2,500	2,581
7.750%, 8–1–31	3,500	3,607
Suffolk Cnty Indl Dev Agy, Assisted Living Fac Rev Bonds (Medford Hamlet Assisted Living Proj), Ser 2005,
6.375%, 1–1–39	2,000	1,558
Suffolk Cnty Indl Dev Agy, Civic Fac Rev Bonds (The Southampton Hosp Assoc Civic Fac), Ser 1999A:
7.250%, 1–1–20	2,040	2,048
7.250%, 1–1–30	1,000	988
Suffolk Cnty Indl Dev Agy, Civic Fac Rev Bonds (The Southampton Hosp Assoc Civic Fac), Ser 1999B,
7.625%, 1–1–30	4,840	4,846
Yonkers Indl Dev Agy, Civic Fac Rev Bonds (St. John’s Riverside Hosp Proj), Ser 2001B,
7.125%, 7–1–31	1,455	1,443

		21,809

Ohio – 2.1%
Greene Cnty Port Auth, Adult Svc Fac Rev Bonds (Greene, Inc. Proj), Ser 2009,
7.500%, 12–1–33	3,500	3,901
OH Air Quality Dev Auth, Air Quality Rev Bonds (OH Vly Elec Corp Proj), Ser 2009E,
5.625%, 10–1–19	4,315	4,557
Summit Cnty Port Auth, OH (Cleveland – Flats East Dev Proj), Ser 2010B,
6.875%, 5–15–40	1,250	1,263
Toledo-Lucas Cnty Port Auth, Dev Rev Bonds (Toledo Express Arpt Proj), Ser 2004C,
6.375%, 11–15–32	3,875	3,645

		13,366

Oklahoma – 0.9%
OK Cnty Fin Auth, Ret Fac Rev Bonds (Concordia Life Care Cmnty), Ser 2005:
6.125%, 11–15–25	2,000	1,897
6.000%, 11–15–38	4,550	3,919

		5,816

Oregon – 0.7%
Hosp Fac Auth of Deschutes Cnty, OR, Hosp Rev Rfdg Bonds (Cascade Hltcare Cmnty, Inc.) Ser 2008,
8.250%, 1–1–38	4,000	4,759

Pennsylvania – 2.7%
Butler Cnty Hosp Auth, Hosp Rev Bonds (Butler Hlth Sys Proj), Ser 2009B,
7.250%, 7–1–39	3,000	3,309
Delaware Cnty Indl Dev Auth, Charter Sch Rev Bonds (Chester Cmnty Charter Sch Proj), Ser 2010A,
6.125%, 8–15–40	5,000	4,604
The Borough of Langhorne Manor, Higher Edu and Hlth Auth (Bucks Cnty, PA), Hosp Rev Bonds (Lower Bucks Hosp), Ser 1992:
7.300%, 7–1–12 (B)	1,850	740
7.350%, 7–1–22 (B)	3,400	1,360
PA Tpk Comsn, Tpk Sub Rev Bonds, Sub Ser 2010 B-2,
0.000%, 12–1–34 (C)	9,000	7,033

		17,046

Puerto Rico – 1.1%
PR Elec Power Auth, Power Rev Bonds, Ser 2010XX,
5.250%, 7–1–40	2,000	1,900
PR Sales Tax Fin Corp, Sales Tax Rev Bonds, First Sub Ser 2009A,
6.375%, 8–1–39	4,500	4,775

		6,675

South Carolina – 1.1%
SC Jobs-Econ Dev Auth, Rev Bonds (The Woodlands at Furman Proj), Ser 2007A:
6.000%, 11–15–37	1,000	494
6.000%, 11–15–42	2,500	1,235
SC Jobs – Econ Dev Auth, Student Hsng Rev Bonds (Coastal Hsng Fndtn, LLC Proj), Ser 2009A,
6.500%, 4–1–42	5,000	4,966

		6,695

Tennessee – 0.8%
Upper Cumberland Gas Util Dist (Cumberland Cnty, TN) Gas Sys Rev Rfdg Bonds, Ser 2005:
6.800%, 5–1–19	1,850	1,784
6.900%, 5–1–29	3,750	3,461

		5,245

Texas – 12.9%
Bexar Cnty Hlth Fac Dev Corp, Rev Bonds (Army Ret Residence Fndtn Proj), Ser 2010,
6.200%, 7–1–45	1,750	1,758
Cass Cnty Indl Dev Corp, Envirnmt Impvt Rev Bonds, Ser 2009A,
9.500%, 3–1–33	3,500	4,392
Cent TX Regional Mobility Auth, Sr Lien Rev Bonds, Ser 2010:
0.000%, 1–1–36 (C)	2,000	363
0.000%, 1–1–40 (C)	1,500	201
Hackberry, TX, Combination Spl Assmt and Contract Rev Road Bonds (Hackberry Hidden Cove Pub Impvt Dist No. 2 Proj), Ser 2009A,
9.000%, 9–1–38	3,000	3,072
Harris Cnty Cultural Edu Fac Fin Corp, Rev Rfdg Bonds (Space Ctr Houston Proj), Sr Ser 2009,
7.000%, 8–15–28	4,500	4,429
Harris Cnty Hlth Fac Dev Corp, Hosp Rev Rfdg Bonds (Mem Hermann Hlthcare Sys), Ser 2008B,
7.250%, 12–1–35	2,000	2,207
HFDC of Cent TX, Inc., Ret Fac Rev Bonds (The Vlg at Gleannloch Farms, Inc. Proj), Ser 2006A:
5.250%, 2–15–12	600	597
5.250%, 2–15–13	600	591
5.250%, 2–15–15	700	668
5.500%, 2–15–27	1,500	1,145
HFDC of Cent TX, Inc., Ret Fac Rev Bonds (The Vlgat Gleannloch Farms, Inc. Proj), Ser 2006A,
5.250%, 2–15–14	700	680
Hopkins Cnty Hosp Dist, Hosp Rev Bonds, Ser 2008,
6.000%, 2–15–38	1,600	1,394
La Vernia Higher Edu Fin Corp (Winfree Academy Charter Sch), Edu Rev Bonds, Ser 2009,
9.000%, 8–15–38	5,460	6,322
La Vernia Higher Edu Fin Corp (KIPP, Inc.), Ser 2009A,
6.375%, 8–15–44	2,000	2,032
Lubbock Hlth Fac Dev Corp, First Mtg Rev and Rfdg Bonds (Carillon Sr Life Care Cmnty Proj), Ser 2005A,
6.625%, 7–1–36	6,000	5,283
Lufkin Hlth Fac Dev Corp, Hlth Sys Rev Bonds (Mem Hlth Sys of East TX), Ser 2007,
5.500%, 2–15–37	2,320	1,908
Lufkin Hlth Fac Dev Corp, Rev Rfdg and Impvt Bonds (Mem Hlth Sys of East TX), Ser 2009,
6.250%, 2–15–37	4,500	4,100
Mission Econ Dev Corp, Solid Waste Disp Rev Bonds (Dallas Clean Enrg McCommas Bluff, LLC Proj), Ser 2011,
6.875%, 12–1–24	2,000	2,012
Pharr, TX Higher Edu Fin Auth, Edu Rev Bonds (Idea Pub Sch), Ser 2009A:
6.250%, 8–15–29	900	882
6.500%, 8–15–39	1,800	1,795
Tarrant Cnty Cultural Edu Fac Fin Corp, Ret Fac Rev Bonds (NW Sr Hsng Corp – Edgemere Proj), Ser 2006A,
6.000%, 11–15–36	6,000	5,573
Tarrant Cnty Cultural Edu Fac Fin Corp, Ret Fac Rev Bonds (Buckingham Sr Living Cmnty, Inc. Proj), Ser 2007,
5.750%, 11–15–37	6,000	5,285

Tarrant Cnty Cultural Edu Fac Fin Corp, Ret Fac Rev Bonds (Mirador Proj), Ser 2010A:
8.125%, 11–15–39	750	719
8.250%, 11–15–44	3,750	3,622
Tarrant Cnty Cultural Edu Fac Fin Corp, Charter Sch Rev Bonds (Trinity Basin Preparatory Proj), Ser 2009A:
7.300%, 6–1–29	500	533
7.750%, 6–1–39	1,200	1,302
TX Private Activity Bond Surface Trans Corp, Sr Lien Rev Bonds (North Tarrant Express Managed Lanes Proj), Ser 2009,
6.875%, 12–31–39	5,000	5,325
TX Private Activity Bond Surface Trans Corp, Sr Lien Rev Bonds (LBJ Infra Group LLC IH-635 Managed Lanes Proj), Ser 2010:
7.500%, 6–30–32	1,500	1,683
7.000%, 6–30–40	6,000	6,370
TX Pub Fin Auth Charter Sch Fin Corp, Edu Rev Bonds (Cosmos Fndtn, Inc.), Ser 2010A,
6.200%, 2–15–40	2,500	2,400
TX Pub Fin Auth Charter Sch Fin Corp, Edu Rev Bonds (Odyssey Academy, Inc.), Ser 2010A,
7.125%, 2–15–40	3,000	3,062

		81,705

Utah – 0.6%
Muni Bldg Auth of Uintah Cnty, UT, Lease Rev Bonds, Ser 2008A:
5.300%, 6–1–28	2,000	2,073
5.500%, 6–1–37	2,000	2,016

		4,089

Virginia – 3.0%
Econ Dev Auth of James City Cnty, VA, Residential Care Fac Rev Bonds (VA Utd Methodist Homes of Williamsburg, Inc.), Ser 2007A:
5.400%, 7–1–27	2,500	1,576
5.500%, 7–1–37	3,800	2,199
Marquis Cmnty Dev Auth, Rev Bonds, Ser 2007,
5.625%, 9–1–18	4,000	3,198
Norfolk Redev and Hsng Auth, First Mtg Rev Bonds (Fort Norfolk Ret Cmnty, Inc. – Harbor’s Edge Proj), Ser 2004A:
6.000%, 1–1–25	1,000	920
6.125%, 1–1–35	3,640	3,241
Norfolk Redev and Hsng Auth, Multifam Rental Hsng Fac Rev Bonds (1016 Ltd Partnership – Sussex Apt Proj), Ser 1996,
8.000%, 9–1–26	2,420	2,388
Indl Dev Auth of Smyth Cnty, VA, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2009A,
8.000%, 7–1–38	5,000	5,619

		19,141

Washington – 1.7%
Port of Sunnyside, Yakima Cnty, WA, Rev Bonds (Indl Wastewater Treatment Sys), Ser 2008,
6.625%, 12–1–21	2,250	2,262
Pub Hosp Dist No. 1, Skagit Cnty, WA (Skagit Vly Hosp), Hosp Rev Bonds, Ser 2007:
5.625%, 12–1–25	1,500	1,445
5.750%, 12–1–28	1,510	1,443
WA Hlth Care Fac Auth, Rev Bonds (Seattle Cancer Care Alliance), Ser 2008,
7.375%, 3–1–38	4,100	4,464

WA Hlth Care Fac Auth, Rev Bonds (Virginia Mason Med Ctrs), Ser 2007C,
5.500%, 8–15–36	1,500	1,341

		10,955

Wisconsin – 0.8%
WI Hlth and Edu Fac Auth, Rev Bonds (Beloit College), Ser 2010A:
6.125%, 6–1–35	1,000	945
6.125%, 6–1–39	1,000	935
WI Hlth and Edu Fac Auth, Rev Bonds (Beaver Dam Cmnty Hosp, Inc. Proj), Ser 2004A:
6.500%, 8–15–24	1,000	1,003
6.500%, 8–15–26	2,000	1,979

		4,862

Wyoming – 0.6%
WY Muni Power Agy, Power Supply Sys Rev Bonds, Ser 2008A,
5.500%, 1–1–38	4,000	4,094

TOTAL MUNICIPAL BONDS – 97.0%		$616,205
(Cost: $630,486)

SHORT-TERM SECURITIES
Commercial Paper – 0.2%
St. Jude Medical, Inc.,
0.000%, 7–1–11 (D)	1,432	1,432

Municipal Obligations – 1.3%
CA Pollutn Ctl Fin Auth, Pollutn Ctl Rfdg Rev Bonds (Pacific Gas and Elec Co), Ser C (JPMorgan Chase Bank, N.A.),
0.050%, 7–1–11 (E)	2,000	2,000
Cert of Part, Denver Pub Sch, Var Rate Rfdg Ser 2011A-3,
0.130%, 7–15–11 (E)	3,000	3,000
Exempla Gen Impvt Dist of Lafayette, CO, Spl Impvt Dist No. 02-01, Spl Assmt Rev Rfdg and Impvt Bonds, Ser 2002 (Wells Fargo Bank, N.A.),
0.080%, 7–7–11 (E)	350	350
Los Angeles, CA, Wastewater Sys Sub Rev Bonds, Var Rate Rfdg, Ser 2008-G (Bank of America, N.A.),
0.070%, 7–1–11 (E)	1,250	1,250
MI Strategic Fund, Var Rate Demand Ltd Oblig Rev Bonds (Air Products and Chemicals, Inc. Proj), Ser 2007 (Bank of New York (The)),
0.040%, 7–1–11 (E)	1,389	1,389

		7,989

TOTAL SHORT-TERM SECURITIES – 1.5%		$9,421
(Cost: $9,421)

TOTAL INVESTMENT SECURITIES – 98.5%		$625,626
(Cost: $639,907)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.5%		9,678

NET ASSETS – 100.0%		$635,304

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Municipal Bonds	$—	$606,482	$9,723
Short-Term Securities	—	9,421	—
Total	$—	$615,903	$9,723

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Municipal Bonds
Beginning Balance 10-1-10	$2,301
Net realized gain (loss)	—
Net unrealized appreciation (depreciation)	(490)
Purchases	—
Sales	—
Transfers into Level 3 during the period	8,692
Transfers out of Level 3 during the period	(780)
Ending Balance 6-30-11	$9,723
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6-30-11	$(1,777)

Transfers from Level 2 to Level 3 occurred generally due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred generally due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the value at the later of the beginning of the fiscal period or the purchase date of the security. There were no significant transfers between Levels 1 and 2 during the period ended June 30, 2011.

(A)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2011.

(B)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(C)	Zero coupon bond.

(D)	Rate shown is the yield to maturity at June 30, 2011.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2011. Date shown represents the date that the variable rate resets.

For Federal income tax purposes, cost of investments owned at June 30, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$639,241
Gross unrealized appreciation	26,020
Gross unrealized depreciation	(39,635)
Net unrealized depreciation	$(13,615)

ITEM 2.    CONTROLS AND PROCEDURES.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.    EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Funds
(Registrant)

By	/s/ Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date: August 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: August 24, 2011

By	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: August 24, 2011